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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                         Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:   March 31

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

		Pioneer Multi-Asset Ultrashort Income Fund
		Schedule of Investments 12/31/15 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		ASSET BACKED SECURITIES - 27.8%
1,210,979	0.56	321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)	$1,155,758
5,214,379	0.53	321 Henderson Receivables I LLC, Floating Rate Note, 12/15/41 (144A)	5,042,623
1,140,547	0.53	321 Henderson Receivables I LLC, Floating Rate Note, 3/15/41 (144A)	1,102,310
2,259,541	0.53	321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)	2,184,609
617,399	0.68	321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)	609,252
3,020,642	0.53	321 Henderson Receivables II LLC, Floating Rate Note, 9/15/41 (144A)	2,890,453
1,353,141	1.17	ABFC 2005-HE2 Trust, Floating Rate Note, 6/25/35	1,338,478
572,984	1.04	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	570,473
596,287	0.55	ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21 (144A)	589,562
441,147	0.98	Accredited Mortgage Loan Trust 2005-1, Floating Rate Note, 4/25/35	439,005
722,891	0.82	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	714,868
1,867,997	0.79	Accredited Mortgage Loan Trust 2005-3, Floating Rate Note, 9/25/35	1,865,170
4,167,063	0.62	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36	4,060,447
11,117	6.21	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	11,099
357,026	0.89	Aegis Asset Backed Securities Trust 2005-3, Floating Rate Note, 8/25/35	352,283
395,029	1.52	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	390,841
832,749	1.38	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34	829,058
971,216	1.52	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34	961,136
291,199	0.79	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35	286,828
1,556,137	0.78	Ally Auto Receivables Trust 2015-SN1, Floating Rate Note, 6/20/17	1,555,236
300,000	0.70	Ally Master Owner Trust, Floating Rate Note, 1/16/18	300,000
2,600,000	0.73	Ally Master Owner Trust, Floating Rate Note, 6/17/19	2,590,318
742,933		Alterna Funding I LLC, 1.639%, 2/15/21 (144A)	738,638
5,375		American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)	5,375
3,600,000		American Credit Acceptance Receivables Trust 2013-1, 4.94%, 6/15/20 (144A)	3,631,985
186,623		American Credit Acceptance Receivables Trust 2014-3, 0.99%, 8/10/18 (144A)	186,451
650,019		American Credit Acceptance Receivables Trust 2014-4, 1.33%, 7/10/18 (144A)	648,629
4,038,571		American Credit Acceptance Receivables Trust 2015-3, 1.95%, 9/12/19 (144A)	4,029,744
2,600,000	0.49	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	2,598,182
350,000	0.47	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	349,450
3,300,000	0.49	American Express Credit Account Master Trust, Floating Rate Note, 5/15/20	3,293,477
1,500,000	1.68	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	1,461,285
3,000,000	1.03	AmeriCredit Automobile Receivables 2015-4, Floating Rate Note, 4/8/19	3,000,299
494,274		AmeriCredit Automobile Receivables Trust 2012-1, 2.67%, 1/8/18	494,935
36,463		AmeriCredit Automobile Receivables Trust 2013-2, 0.65%, 12/8/17	36,461
195,994	0.56	AmeriCredit Automobile Receivables Trust 2014-2, Floating Rate Note, 10/10/17	195,932
1,696,605	0.68	AmeriCredit Automobile Receivables Trust 2015-2, Floating Rate Note, 9/10/18	1,693,805
38,025	0.85	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, Floating Rate Note, 7/25/35	37,988
407,036	0.75	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36	399,740
206,504	4.17	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33	209,600
3,888,562	1.03	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2004-R11, Floating Rate Note, 11/25/34	3,862,690
813,116	1.10	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35	811,682
1,000,000	1.77	Apidos Quattro CDO, Floating Rate Note, 1/20/19 (144A)	993,498
950,801	0.63	ARI Fleet Lease Trust 2012-B, Floating Rate Note, 1/15/21 (144A)	949,954
476,267		ARI Fleet Lease Trust 2013-A, 0.92%, 7/15/21 (144A)	475,217
1,423,013		ARI Fleet Lease Trust 2014-A, 0.81%, 11/15/22 (144A)	1,418,449
126,697		Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17 (144A)	126,630
1,700,000		Ascentium Equipment Receivables 2014-1 LLC, 1.58%, 10/10/18 (144A)	1,698,700
288,070	1.13	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35	285,515
866,323	0.62	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	844,365
867,251	0.93	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	861,303
1,032,814	1.04	Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34	1,014,270
139,260		AXIS Equipment Finance Receivables II LLC, 1.75%, 6/20/16	139,079
2,750,000	0.49	BA Credit Card Trust, Floating Rate Note, 1/15/20	2,746,994
6,400,000	0.47	BA Credit Card Trust, Floating Rate Note, 9/16/19	6,392,757
608,974		Bank of The West Auto Trust 2014-1, 0.69%, 7/17/17 (144A)	608,534
1,100,000	0.56	Barclays Dryrock Issuance Trust, Floating Rate Note, 12/16/19	1,098,934
1,800,000	0.54	Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20	1,797,135
42,600		Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	44,610
1,126,614	0.91	Bayview Financial Mortgage Pass-Through Trust 2004-A, Floating Rate Note, 2/28/44	1,123,981
2,721,322	0.92	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	2,702,686
607,312	0.72	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	599,534
474,795	0.69	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	468,714
1,696,685	0.87	Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39	1,686,473
761,760		Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)	764,802
381,380		Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)	378,291
2,339,418		BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)	2,330,645
2,637,319	0.92	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	2,616,780
620,105	1.19	Bear Stearns Asset Backed Securities I Trust 2005-HE9, Floating Rate Note, 10/25/35	617,590
2,623,492	0.86	Bear Stearns Asset Backed Securities I Trust 2005-TC1, Floating Rate Note, 5/25/35	2,478,584
4,391,495	0.82	Bear Stearns Asset Backed Securities I Trust 2006-EC2, Floating Rate Note, 2/25/36	4,190,357
663,078	1.62	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	663,404
216,747	0.99	Bear Stearns Asset Backed Securities Trust 2004-SD3, Floating Rate Note, 9/25/34	213,055
59,650	0.82	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	58,771
1,245,377	0.89	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	1,236,096
537,670	0.82	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	533,052
387,480	0.70	Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36	387,166
2,046,525	0.80	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	2,001,400
779,075	1.42	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	769,582
2,350,000	0.73	Cabela's Credit Card Master Note Trust, Floating Rate Note, 2/18/20 (144A)	2,351,738
1,600,000	0.55	Cabela's Credit Card Master Note Trust, Floating Rate Note, 3/16/20	1,596,942
2,895,000	0.81	Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/15/20 (144A)	2,888,796
3,630,000	0.80	Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/17/19 (144A)	3,632,230
27,303		California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	27,299
131,820		California Republic Auto Receivables Trust 2013-1, 1.41%, 9/17/18 (144A)	131,752
3,200,000		Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	3,197,028
2,000,000	0.52	Capital One Multi-Asset Execution Trust, Floating Rate Note, 11/15/19	1,997,413
2,635,000	0.25	Capital One Multi-Asset Execution Trust, Floating Rate Note, 11/15/19	2,627,399
3,400,000	0.41	Capital One Multi-Asset Execution Trust, Floating Rate Note, 12/16/19	3,388,902
1,950,000	0.38	Capital One Multi-Asset Execution Trust, Floating Rate Note, 2/15/19	1,949,508
5,470,000	0.42	Capital One Multi-Asset Execution Trust, Floating Rate Note, 6/17/19	5,462,322
930,627		CarMax Auto Owner Trust 2013-3, 0.97%, 4/16/18	929,009
2,328,117	0.61	CarMax Auto Owner Trust 2015-2, Floating Rate Note, 6/15/18	2,326,539
4,600,000	0.78	CarMax Auto Owner Trust 2015-3, Floating Rate Note, 11/15/18	4,598,736
2,500,000	0.93	CarMax Auto Owner Trust 2015-4, Floating Rate Note, 4/15/19	2,500,321
2,765,462		Carnow Auto Receivables Trust 2015-1, 1.69%, 1/15/20 (144A)	2,761,120
295,387	1.16	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35	295,385
3,624	0.82	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	3,620
3,450,466	0.60	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/25/35	3,363,498
2,206,245		Cazenovia Creek Funding I LLC, 2.0%, 12/10/23 (144A)	2,208,297
1,469,418		Cazenovia Creek Funding I LLC, 2.773%, 12/10/23 (144A)	1,460,234
1,075,609		CCG Receivables Trust 2014-1, 1.06%, 11/14/21 (144A)	1,070,845
1,963,905		CCG Receivables Trust 2015-1, 0.55%, 9/14/16 (144A)	1,963,908
86,110		CCG Receivables Truste 2013-1, 1.05%, 4/14/20 (144A)	86,097
5,220,000	1.58	Cent CLO, Floating Rate Note, 8/1/24 (144A)	5,201,866
372,006	3.65	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	371,360
18,313	1.16	Chase Funding Trust Series 2002-4, Floating Rate Note, 10/25/32	16,996
155,918		Chase Funding Trust Series 2004-2, 5.323%, 2/26/35	157,237
2,500,000	0.45	Chase Issuance Trust, Floating Rate Note, 11/15/18	2,499,145
200,000	0.46	Chase Issuance Trust, Floating Rate Note, 12/16/19	199,330
6,300,000	0.24	Chase Issuance Trust, Floating Rate Note, 3/15/19	6,277,641
6,480,000	0.25	Chase Issuance Trust, Floating Rate Note, 4/15/19	6,458,063
150,000	0.45	Chase Issuance Trust, Floating Rate Note, 4/15/19	149,233
3,000,000	0.42	Chase Issuance Trust, Floating Rate Note, 4/16/18	2,998,678
7,750,000	0.45	Chase Issuance Trust, Floating Rate Note, 5/15/19	7,738,632
2,700,000	0.77	Chesapeake Funding LLC, Floating Rate Note, 2/7/27 (144A)	2,690,113
1,750,000	2.02	Chesapeake Funding LLC, Floating Rate Note, 2/7/27 (144A)	1,753,224
1,872,550	0.61	Chesapeake Funding LLC, Floating Rate Note, 3/7/26	1,866,120
666,840	1.52	Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)	666,896
471,764	0.72	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	471,590
3,534,000	2.12	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	3,534,604
1,858,164		CIT Equipment Collateral 2014-VT1, 0.86%, 5/22/17 (144A)	1,856,431
1,143,490		Citi Held For Asset Issuance 2015-PM1, 1.85%, 12/15/21 (144A)	1,143,022
3,490,000	0.54	Citibank Credit Card Issuance Trust, Floating Rate Note, 11/7/18	3,488,501
9,931,000	0.43	Citibank Credit Card Issuance Trust, Floating Rate Note, 2/7/18	9,930,421
2,750,000	1.78	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/20/20	2,808,850
1,595,000	0.49	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/26/20	1,590,044
5,495,000	0.39	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/9/18	5,494,491
4,009,899		Citicorp Residential Mortgage Trust Series 2006-1, 5.66713%, 7/25/36 (Step)	4,125,110
39,015	0.70	Citigroup Global Markets Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28	38,805
1,578,205	0.62	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)	1,531,474
1,503,747	1.25	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certifi, Floating Rate Note, 10/25/34	1,503,812
228,793	1.44	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	216,188
3,419,635	1.17	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	3,403,476
2,310,000		CNH Equipment Trust 2012-A, 2.09%, 8/15/18	2,312,876
579,428		CNH Equipment Trust 2013-A, 0.69%, 6/15/18	579,133
750,000		CNH Equipment Trust 2013-B, 0.99%, 11/15/18	744,183
1,550,000	0.93	CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)	1,548,059
2,300,000	2.18	Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)	2,232,300
2,100,000	2.23	Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)	2,033,309
2,613,873		Conn's Receivables Funding 2015-A LLC, 4.565%, 9/15/20 (144A)	2,613,873
199,719	1.55	Conseco Finance Corp., Floating Rate Note, 11/17/31	195,024
195,840	1.70	Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32	191,912
3,153		Conseco Financial Corp., 7.05%, 1/15/19	3,217
1,262,048		Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)	1,261,856
1,590,810	1.26	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	1,586,638
186,910	1.01	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35	185,177
1,656,429	1.32	Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35	1,643,168
171,873	1.10	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	166,978
36,745	1.32	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	35,536
228,336		CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	227,947
224,471		CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18	223,782
1,323,204		CPS Auto Receivables Trust 2014-C, 1.31%, 2/15/19 (144A)	1,313,432
1,410,541		CPS Auto Receivables Trust 2015-B, 1.65%, 11/15/19	1,398,522
230,078		CPS Auto Trust, 1.48%, 3/16/20 (144A)	229,284
278,703		CPS Auto Trust, 1.82%, 12/16/19 (144A)	277,552
146,602		Credit Acceptance Auto Loan Trust 2013-1, 1.21%, 10/15/20 (144A)	146,538
256,066		Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)	255,808
1,312,302	1.07	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/25/32	1,269,547
747,023	0.69	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)	736,577
497,457	1.08	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/34	496,109
3,487,431	0.52	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/36	3,457,697
5,051,039	1.47	CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34	5,034,185
277,354		Dell Equipment Finance Trust 2014-1, 0.64%, 7/22/16 (144A)	277,242
2,600,000	1.31	Dell Equipment Finance Trust 2015-2, Floating Rate Note, 12/22/17 (144A)	2,600,202
504		Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	505
3,125,000		Discover Card Execution Note Trust, 0.69%, 8/15/18	3,124,656
3,915,000	0.38	Discover Card Execution Note Trust, Floating Rate Note, 10/15/18	3,914,424
2,000,000	0.52	Discover Card Execution Note Trust, Floating Rate Note, 8/15/19	1,997,911
2,612,045	3.17	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	2,642,890
766,686		DT Auto Owner Trust 2015-1, 1.06%, 9/17/18 (144A)	765,065
1,531,232		DT Auto Owner Trust 2015-2, 1.24%, 9/17/18 (144A)	1,527,932
2,585,179		DT Auto Owner Trust 2015-3, 1.66%, 3/15/19 (144A)	2,579,612
2,316,755	1.32	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	2,292,179
2,458,007		Engs Commercial Finance Trust 2015-1, 0.7%, 8/22/16 (144A)	2,458,011
1,018,921		Enterprise Fleet Financing LLC, 0.87%, 9/20/19	1,015,698
951,843		Enterprise Fleet Financing LLC, 0.93%, 4/20/18 (144A)	950,974
2,600,000		Enterprise Fleet Financing LLC, 1.59%, 2/22/21 (144A)	2,582,928
14,312		EquiVantage Home Equity Loan Trust 1997-1, 8.05%, 3/25/28 (Step)	14,223
1,000,000		Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	1,001,368
766,246		Exeter Automobile Receivables Trust 2013-1, 2.41%, 5/15/18 (144A)	766,737
319,573		Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18 (144A)	318,694
935,506		Exeter Automobile Receivables Trust 2015-1, 1.6%, 6/17/19 (144A)	933,726
2,343,324		Exeter Automobile Receivables Trust 2015-2, 1.54%, 11/15/19 (144A)	2,332,923
2,455,974	2.42	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	2,473,800
574,191		Federal Home Loan Banks, 2.9%, 4/20/17	585,149
568,559	2.15	Fieldstone Mortgage Investment Trust Series 2004-5, Floating Rate Note, 2/25/35	563,295
201,529	1.50	Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35	201,583
542,730	0.43	Fifth Third Auto Trust 2014-3, Floating Rate Note, 5/15/17	542,526
1,173,046	0.93	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	1,167,722
1,362,557	0.68	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	1,343,259
355		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	355
1,775,000		First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	1,766,247
755,846		First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)	755,145
670,218		First Investors Auto Owner Trust 2014-2, 0.86%, 8/15/18 (144A)	669,419
1,000,440		First Investors Auto Owner Trust 2014-3, 1.06%, 11/15/18 (144A)	999,318
4,400,000	0.97	First National Master Note Trust 2015-1, Floating Rate Note, 9/15/20	4,408,820
2,316,164	0.90	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	2,270,232
1,250,000		Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20	1,259,278
3,067,164		Flagship Credit Auto Trust 2015-2, 1.98%, 10/15/20 (144A)	3,053,680
2,929,975		Flagship Credit Auto Trust 2015-3, 2.38%, 10/15/20 (144A)	2,915,650
1,309,414		FNA 2014-1 Trust, 1.296%, 12/10/22 (144A)	1,307,162
2,890,760		FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)	2,882,605
1,019,131	0.62	Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)	1,015,775
520,314	0.49	Ford Credit Auto Lease Trust 2014-B, Floating Rate Note, 3/15/17	520,115
1,673,132	0.58	Ford Credit Auto Owner Trust 2015-A, Floating Rate Note, 1/15/18	1,672,474
2,309,406	0.56	Ford Credit Auto Owner Trust 2015-B, Floating Rate Note, 3/15/18	2,308,674
2,620,000		Ford Credit Floorplan Master Owner Trust A, 1.92%, 1/15/19	2,632,573
350,000	0.71	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 1/15/18	350,000
900,000	0.73	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/19	896,962
6,734	0.56	Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)	6,734
553,000	2.17	Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)	541,773
1,226,747	1.87	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	1,226,747
1,473,098	1.07	Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35	1,472,145
502,574	0.56	Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)	492,156
1,938,828		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	1,920,878
4,023,459		GCAT 2015-2, 3.75%, 7/25/20 (Step) (144A)	3,988,342
3,255,000	0.66	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/21/19	3,249,108
1,190,000	0.61	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18	1,190,006
2,670,000	0.59	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/22/19	2,666,239
1,349,267		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	1,332,401
595,214		Global Container Assets 2013-1, Ltd., 2.2%, 11/6/28 (144A)	593,675
1,000,000	0.98	GM Financial Automobile Leasing Trust 2015-3, Floating Rate Note, 6/20/18	1,000,404
2,630,352		GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)	2,657,434
5,000,220		GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)	4,977,219
1,300,000	0.83	GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/15/20 (144A)	1,294,937
2,358,135		GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)	2,355,138
4,300,000	0.45	Golden Credit Card Trust, Floating Rate Note, 2/15/18 (144A)	4,298,936
300,000	0.58	Golden Credit Card Trust, Floating Rate Note, 3/15/19 (144A)	298,806
590,000	0.65	Golden Credit Card Trust, Floating Rate Note, 3/15/21 (144A)	585,724
990,000	0.63	Golden Credit Card Trust, Floating Rate Note, 9/15/18 (144A)	989,479
1,300,000	1.05	Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)	1,304,705
7,000,000		Green Tree Agency Advance Funding Trust I Series 2015-T1, 2.3019%, 10/15/46 (144A)	6,987,694
2,200,000		Green Tree Agency Advance Funding Trust I Series 2015-T1, 3.9305%, 10/15/46 (144A)	2,193,708
659,938	1.08	GSAA Home Equity Trust 2004-11, Floating Rate Note, 12/25/34	646,713
567,040	1.22	GSAA Trust, Floating Rate Note, 6/25/35	565,029
1,798,595	1.07	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	1,798,079
1,448,701	1.17	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	1,425,852
89,331	0.78	GSAMP Trust 2005-HE6, Floating Rate Note, 11/25/35	88,340
3,116,719	0.63	GSAMP Trust 2006-HE1, Floating Rate Note, 12/26/45	3,078,962
4,219,023	0.60	GSAMP Trust 2006-HE2, Floating Rate Note, 3/25/46	4,177,174
995,846	0.72	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	987,866
955,717	1.77	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	921,681
861,800	0.72	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	846,269
561,105	0.72	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	535,405
1,500,000	2.07	Harch CLO III, Ltd., Floating Rate Note, 4/17/20 (144A)	1,488,990
754,917	0.69	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	753,056
3,200,000	1.79	Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)	3,196,145
2,600,000	2.59	Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)	2,573,376
377,819	1.19	Home Equity Asset Trust 2005-2, Floating Rate Note, 7/25/35	377,451
2,015,360	0.89	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	2,011,788
2,750,568	0.80	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	2,742,046
210,225	0.59	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	207,158
1,154,300	0.53	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	1,145,145
6,709,187	0.79	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35	6,641,200
2,458,101	0.96	HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34	2,321,874
54,440	0.84	HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25	54,422
304,622	1.34	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	304,602
15,950		Honda Auto Receivables 2013-1 Owner Trust, 0.48%, 11/21/16	15,946
200,617		Honda Auto Receivables 2013-2 Owner Trust, 0.53%, 2/16/17	200,485
448,836		Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)	453,044
3,986,252	0.64	HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36	3,959,337
397,812	0.63	HSBC Home Equity Loan Trust USA 2006-4, Floating Rate Note, 3/20/36	396,120
1,690,761	0.60	HSBC Home Equity Loan Trust USA 2007-1, Floating Rate Note, 3/20/36	1,683,235
446,759	0.70	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	443,860
449,134	0.59	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	445,801
2,296,999	1.60	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	2,289,644
718,954	0.61	HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35	707,675
3,319,314	1.28	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35	3,279,031
1,800,000	2.18	Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/19/30 (144A)	1,738,624
3,340,000	2.43	Invitation Homes 2014-SFR1 Trust REMICS, Floating Rate Note, 6/19/31 (144A)	3,272,249
2,100,000	1.93	Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/18/31 (144A)	2,057,804
2,000,000	1.53	Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/18/31 (144A)	1,963,067
2,550,000	2.33	Invitation Homes 2015-SFR2 Trust, Floating Rate Note, 6/17/32 (144A)	2,469,302
3,500,000	2.08	Invitation Homes 2015-SFR3 Trust, Floating Rate Note, 8/19/32 (144A)	3,431,091
743,288	0.54	Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)	741,988
3,500,916	0.66	Irwin Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/25	3,280,313
1,208,326	1.92	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	1,193,655
2,304,655	0.69	Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29	2,252,632
448,988	1.00	IXIS Real Estate Capital Trust 2005-HE1, Floating Rate Note, 6/25/35	445,161
404,270	0.90	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	399,719
2,575,000	1.20	JP Morgan Mortgage Acquisition Corp 2005-FLD1, Floating Rate Note, 7/25/35	2,549,772
743,737	0.64	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	735,731
1,624,768	0.57	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	1,616,783
5,702,000	3.04	Kabbage Funding 2014-1 Resecuritization Trust, Floating Rate Note, 3/8/18 (144A)	5,603,106
56,617	0.62	KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41	56,179
1,250,000	1.81	KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)	1,245,489
146,548		Kubota Credit Owner Trust 2014-1, 0.58%, 2/15/17	146,462
2,750,000		Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	2,765,017
800,000		LEAF Receivables Funding 9 LLC, 1.98%, 9/15/21 (144A)	800,560
126,333	0.78	Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33	123,557
833,333	1.30	Lockwood Grove CLO, Ltd., Floating Rate Note, 1/25/24 (144A)	832,963
1,700,000		Master Credit Card Trust II, 1.64%, 1/22/18 (144A)	1,700,827
1,825,000	0.64	Master Credit Card Trust II, Floating Rate Note, 1/22/18 (144A)	1,820,832
964,876	1.06	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	962,237
1,451,052	0.65	Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36	1,439,512
829,297	0.61	Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36	825,126
3,309,808	0.72	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	3,223,662
2,500,000	0.65	Mercedes-Benz Master Owner Trust, Floating Rate Note, 4/15/19 (144A)	2,493,412
788,489	1.34	Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)	789,582
11,511	1.20	Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35	11,510
2,500,000	1.22	Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35	2,420,822
2,308,152	1.16	Morgan Stanley ABS Capital I Inc Trust 2005-WMC1, Floating Rate Note, 1/25/35	2,233,810
49,136	1.13	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	48,997
1,160,906	0.85	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	1,154,228
131,141	0.50	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	130,300
2,600,000	1.02	MOTOR 2015-1 Plc, Floating Rate Note, 6/27/22 (144A)	2,600,796
754,638		Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (144A)	754,134
350,760	0.57	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	344,322
219,022		Navitas Equipment Receivables LLC 2013-1, 1.95%, 11/15/16	218,874
3,000,000	1.71	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	2,999,998
157,817	0.39	Nelnet Student Loan Trust 2005-1, Floating Rate Note, 10/26/20	157,663
803,247	1.12	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	797,285
4,383,662		Newstar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)	4,363,427
2,600,000	1.95	NextGear Floorplan Master Owner Trust, Floating Rate Note, 7/15/19 (144A)	2,601,018
192,424		Nissan Auto Receivables 2013-A Owner Trust, 0.5%, 5/15/17	192,379
1,500,000	0.55	Nissan Auto Receivables 2015-C Owner Trust, Floating Rate Note, 11/15/18	1,500,288
7,421	0.63	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE1, Floating Rate Note, 2/25/36	7,419
362,498	1.20	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	339,411
2,443,000	2.07	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	2,411,138
313,735	1.50	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	313,904
5,200,000		NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1, 2.3147%, 8/15/46 (144A)	5,196,573
844,131		NYCTL 2014-A Trust, 1.03%, 11/10/27 (144A)	839,910
2,242,407		OAK Hill Advisors Residential Loan Trust 2014-NPL2, 3.3517%, 4/25/54 (Step) (144A)	2,229,314
4,573,000		Ocwen Master Advance Receivables Trust, 2.532%, 11/15/46 (144A)	4,567,284
1,700,000		Ocwen Master Advance Receivables Trust, 2.5365%, 9/17/46 (144A)	1,698,514
3,600,000		OneMain Financial Issuance Trust 2014-2, 2.47%, 9/18/24 (144A)	3,592,908
2,172,709	1.22	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	2,160,482
1,037,468	0.68	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	1,029,072
38,391		Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	35,249
584,261	1.55	Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)	580,048
194,859		Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)	200,129
818,754	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	829,017
1,099,700		Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)	1,098,791
2,184,423	1.03	Oscar US Funding Trust II, Floating Rate Note, 2/15/18 (144A)	2,184,361
1,778,834		Oscar US Funding Trust III, 0.6%, 10/17/16 (144A)	1,777,376
340,674	1.00	Ownit Mortgage Loan Trust Series 2005-5, Floating Rate Note, 10/25/36	338,835
726,199	1.44	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW, Floating Rate Note, 9/25/34	721,644
1,153,420	1.37	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WHQ2, Floating Rate Note, 1/25/35	1,150,251
214,529	0.68	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, Floating Rate Note, 9/25/35	207,012
161,798	1.36	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW, Floating Rate Note, 10/25/34	161,554
1,562,044	0.79	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	1,553,432
1,400,000	0.93	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,381,218
1,700,000	1.18	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,680,189
3,240,000	0.88	PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)	3,236,861
4,145,000	0.93	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	4,118,565
950,000	0.82	PFS Financing Corp., Floating Rate Note, 4/15/20 (144A)	933,650
582,046		PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29	579,931
1,022,906		Prestige Auto Receivables Trust 2013-1, 1.33%, 5/15/19 (144A)	1,023,598
535,297		Prestige Auto Receivables Trust 2014-1, 0.97%, 3/15/18 (144A)	534,249
4,023,377		Pretium Mortgage Credit Partners I 2015-NPL2 LLC, 3.75%, 5/27/30 (Step) (144A)	3,985,070
4,228,887		Pretium Mortgage Credit Partners I 2015-NPL3 LLC, 4.125%, 10/27/30 (Step) (144A)	4,190,779
4,750,000		Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)	4,754,503
3,050,000		Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)	3,043,849
1,700,000		Progreso Receivables Funding LLC, 3.0%, 7/8/20 (144A)	1,680,507
3,000,000	2.73	Progress Residential 2015-SFR1 Trust, Floating Rate Note, 2/20/32 (144A)	2,944,040
3,250,000		PURCHASING POWER FUNDING 2015-A LLC, 3.5%, 12/15/19 (144A)	3,250,000
2,615,562	1.08	Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)	2,549,359
619,531	1.37	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	613,791
1,096,062	1.22	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	1,058,130
138,085	0.72	RAAC Series 2006-RP1 Trust, Floating Rate Note, 10/25/45 (144A)	138,089
1,834,835	0.67	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	1,812,884
676,097	1.15	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	669,479
945,642	0.70	RAMP Series 2004-RZ1 Trust, Floating Rate Note, 3/25/34	945,400
221,348	1.17	RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35	220,724
315,308	0.82	RAMP Series 2005-RZ3 Trust, Floating Rate Note, 9/25/35	314,058
107,561	0.61	RAMP Series 2006-NC1 Trust, Floating Rate Note, 12/25/35	107,356
1,192,059	0.58	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 10/25/35	1,181,393
2,679,823	0.66	RASC Series 2005-AHL3 Trust, Floating Rate Note, 9/25/35	2,639,554
77,651	0.87	RASC Series 2005-KS3 Trust, Floating Rate Note, 4/25/35	77,689
1,439,459		RBSHD 2013-1 Trust, 4.6853%, 10/25/47 (Step) (144A)	1,439,585
1,877,474		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)	1,864,330
105,447	1.32	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	104,294
838,066	1.05	SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34	819,420
147,815	0.78	SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35	147,235
2,907,839	0.88	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	2,868,266
831,860	0.65	Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37	828,738
1,704,186		Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)	1,689,283
3,778,000	2.38	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	3,670,042
2,428,719		Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)	2,424,992
150,260	0.75	SMART ABS Series 2013-2US Trust, Floating Rate Note, 1/17/17	150,216
1,773,114	0.74	SMART ABS Series 2015-1US Trust, Floating Rate Note, 8/14/17	1,773,292
3,600,000	1.07	SMART ABS Series 2015-3US Trust, Floating Rate Note, 4/16/18	3,600,068
2,400,000		SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	2,424,990
91,845		SNAAC Auto Receivables Trust 2014-1, 1.03%, 9/17/18 (144A)	91,805
1,287,055	0.94	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	1,279,099
611,003	0.68	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	600,658
279,042	0.81	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	277,903
459,888	0.75	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	457,930
172,032	0.62	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	171,336
3,640,376	0.72	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,534,127
2,525,189	0.94	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	2,517,820
1,262,913	1.13	Structured Asset Investment Loan Trust 2005-HE1, Floating Rate Note, 7/25/35	1,237,743
732,150	0.62	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	717,764
705,817	1.02	Structured Asset Securities Corp Mortgage Loan Trust 2005-S7, Floating Rate Note, 12/25/35 (144A)	695,702
2,184,593	0.57	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36 (144A)	2,128,974
1,151,589	0.64	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	1,143,000
3,821,550	0.72	Structured Asset Securities Corp Mortgage Loan Trust 2007-TC1, Floating Rate Note, 4/25/31 (144A)	3,613,487
591,553	0.64	Structured Asset Securities Corp Trust 2005-AR1, Floating Rate Note, 9/25/35	587,398
1,649,822		Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)	1,641,573
3,927,000		Sunset Mortgage Loan Co 2015-NPL1 LLC, 4.4586%, 9/16/45 (Step) (144A)	3,911,487
4,559,977	1.63	SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)	4,472,696
41,667	0.59	TAL Advantage I LLC, Floating Rate Note, 4/20/21 (144A)	41,584
834,214		TAL Advantage V LLC, 1.7%, 5/20/39 (144A)	823,162
739,447	1.36	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	720,156
2,285,708	0.87	Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36	2,277,002
569,070		Toyota Auto Receivables 2014-C Owner Trust, 0.51%, 2/15/17	568,825
3,079,000	1.54	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)	3,034,936
2,795,000	0.99	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)	2,777,244
1,400,000	1.28	Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)	1,394,249
4,150,000	1.98	Tricon American Homes 2015-SFR1 Trust REMICS, Floating Rate Note, 5/19/32 (144A)	4,089,610
713,867	2.12	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	699,622
3,677,053		U.S. Residential Opportunity Fund IV Trust 2015-1, 3.7213%, 2/27/35 (144A)	3,651,694
2,500,000		United Auto Credit Securitization Trust 2015-1, 1.68%, 9/15/17 (144A)	2,492,668
2,985,777		US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)	2,966,378
318,617	0.92	Vanderbilt Mortgage Finance, Floating Rate Note, 5/7/26	316,436
604,467		VOLT XIX LLC, 3.875%, 4/26/55 (Step)	601,700
2,199,444		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)	2,167,324
2,589,435		VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)	2,553,220
2,140,772		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	2,103,358
6,164,835		VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)	6,118,845
2,186,529		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	2,155,457
3,570,296		VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)	3,529,491
3,564,271		VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)	3,526,465
274,804		Volvo Financial Equipment LLC Series 2013-1, 0.74%, 3/15/17 (144A)	274,665
564,348	0.80	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	560,798
1,300,000	0.67	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust REMICS, Floating Rate Note, 7/25/36	1,223,817
2,684,874		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	2,681,361
1,853,204		Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)	1,820,402
60,546		Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	60,537
60,522		Westlake Automobile Receivables Trust 2014-1, 0.7%, 5/15/17 (144A)	60,506
2,600,000	1.08	Westlake Automobile Receivables Trust 2015-2, Floating Rate Note, 7/16/18 (144A)	2,600,133
6,300,000	1.26	Westlake Automobile Receivables Trust 2015-3, Floating Rate Note, 5/17/21 (144A)	6,303,250
578,880		Wheels SPV 2 LLC, 0.84%, 3/20/23 (144A)	576,221
27,475	0.50	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	26,668
3,000,000		World Financial Network Credit Card Master Trust, 1.26%, 3/15/21	2,983,673
10,375,000	0.58	World Financial Network Credit Card Master Trust, Floating Rate Note, 12/16/19	10,375,415
1,550,000	0.68	World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/22	1,540,633
1,094,706	0.43	World Omni Auto Receivables Trust 2014-B, Floating Rate Note, 1/16/18	1,093,939
3,000,000	0.73	World Omni Auto Receivables Trust 2015-B, Floating Rate Note, 7/15/19	3,000,622
1,571,773	0.54	World Omni Automobile Lease Securitization Trust 2014-A, Floating Rate Note, 3/15/17	1,569,086
4,372,019		WVUE 2015-1, 4.5%, 9/25/20 (Step) (144A)	4,334,424
			$746,266,116
		TOTAL ASSET BACKED SECURITIES
		(Cost $747,648,887)	$746,266,116

		COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1%
274,286		A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)	$274,345
4,422,483	0.98	Aberdeen Loan Funding, Ltd., Floating Rate Note, 11/1/18 (144A)	4,383,103
1,750,000	1.98	Aberdeen Loan Funding, Ltd., Floating Rate Note, 11/1/18 (144A)	1,745,204
1,277,589	0.53	ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21 (144A)	1,273,566
2,500,000	1.69	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	2,476,680
2,594,803	1.24	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	2,569,934
1,001,834	0.70	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	940,881
452,979	1.05	Alternative Loan Trust 2003-3T1, Floating Rate Note, 5/25/33	446,951
1,949,724	1.00	Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34	1,888,222
966,918	1.32	Alternative Loan Trust 2004-J13, Floating Rate Note, 2/25/35	943,262
3,000,000	1.62	Apidos CLO IX, Floating Rate Note, 7/17/23 (144A)	2,986,984
5,000,000	2.08	Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/15/25 (144A)	5,000,000
3,613,000	2.53	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	3,595,443
1,920,000	1.43	BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)	1,912,655
3,490,000	2.80	BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)	3,481,075
7,000,000	2.47	BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)	6,881,200
3,590,000	5.46	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	3,586,303
1,595,627	0.71	Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35	1,547,293
1,750,000	5.16	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42 (144A)	1,761,893
92,349	3.14	Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33	91,572
310,641	2.75	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	312,133
1,343,554	2.72	Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34	1,337,802
376,742	2.75	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	368,592
2,383,137	1.93	BBCMS Trust 2014-BXO REMICS, Floating Rate Note, 8/16/27 (144A)	2,377,989
3,150,000	2.33	BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)	3,106,344
1,272,625	2.97	BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)	1,292,347
653,743	2.68	BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)	659,253
870,513	3.04	BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34 (144A)	895,054
912,184	1.26	Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34	893,144
1,668,772	1.12	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,628,052
4,458,899	1.26	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	4,222,035
2,658,569	1.26	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,527,903
2,641,883	1.12	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,561,531
488,057	1.16	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	480,867
2,121,840	1.02	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	2,031,910
1,085,754	2.61	Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33	1,086,955
300,970	2.93	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	291,548
452,083	2.32	Bear Stearns ARM Trust 2005-5, Floating Rate Note, 8/25/35	456,134
227,008	1.52	Bear Stearns Asset Backed Securities Trust 2003-AC5, Floating Rate Note, 10/25/33	210,749
341,373	4.99	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	341,788
1,361,088	5.51	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11, Floating Rate Note, 3/11/39	1,359,725
2,349,330	5.71	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR12, Floating Rate Note, 9/11/38	2,358,242
2,988,150		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15 REMICS, 5.331%, 2/11/44	3,072,149
348,362	2.74	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	355,670
2,600,248	2.72	Bellemeade Re, Ltd., Floating Rate Note, 7/25/25 (144A)	2,584,808
4,500,000	0.71	Black Diamond CLO 2006-1 Luxembourg SA, Floating Rate Note, 4/29/19 (144A)	4,239,433
2,150,000	1.68	BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)	2,108,185
1,375,000	2.08	Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/17/26 (144A)	1,374,826
3,823,000	3.18	BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)	3,765,479
2,494,165	0.58	Callidus Debt Partners Clo Fund VI, Ltd., Floating Rate Note, 10/23/21 (144A)	2,447,178
3,300,000	2.18	Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)	3,318,549
2,200,000	N/A	Cathedral Lake CLO 2015-3, Ltd., Floating Rate Note, 1/15/26 (144A)	2,200,000
6,045,000	2.83	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	5,972,964
7,200,000	2.48	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	7,100,330
1,050,000	1.53	CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)	1,044,613
5,670,000	1.28	CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)	5,650,433
9,130,000	2.23	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	9,114,936
41,040		Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35	41,041
108,446	0.75	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	98,427
48,753	0.72	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	43,936
559,018	0.92	CHL Mortgage Pass-Through Trust 2003-15 REMICS, Floating Rate Note, 6/25/18	546,031
144,326	0.60	CIFC Funding 2007-I, Ltd., Floating Rate Note, 5/10/21 (144A)	142,630
2,621,414	2.24	CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)	2,578,644
6,173		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	6,375
966,199		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	986,078
4,900,000	5.81	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49	4,924,545
3,840,000	1.25	Citigroup Commercial Mortgage Trust 2014-388G REMICS, Floating Rate Note, 6/16/33 (144A)	3,765,148
3,000,000	2.43	Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)	3,003,127
1,394,358		Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)	1,440,245
1,005		Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16	1,003
950,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	954,679
1,289,448	1.02	CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)	1,231,423
4,500,000	2.14	Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)	4,500,000
2,750,518	5.77	COMM 2006-C7 Mortgage Trust, Floating Rate Note, 6/10/46	2,773,176
6,000,000	1.13	Comm 2014-BBG Mortgage Trust REMICS, Floating Rate Note, 3/15/29 (144A)	5,935,528
5,600,000	2.78	COMM 2014-FL4 Mortgage Trust REMICS, Floating Rate Note, 7/15/31 (144A)	5,461,661
4,970,000	2.48	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)	4,981,896
5,740,000	1.95	COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)	5,632,707
6,980,000	1.13	COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)	6,875,059
2,722,000	1.92	COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)	2,667,427
5,454,000	2.08	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	5,436,844
7,340,000	1.92	COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)	7,284,278
4,500,000	2.77	Cratos CLO, Ltd., Floating Rate Note, 5/19/21 (144A)	4,474,458
1,431,171	5.85	Credit Suisse Commercial Mortgage Trust Series 2006-C2, Floating Rate Note, 3/15/39	1,431,059
4,434,000	6.01	Credit Suisse Commercial Mortgage Trust Series 2006-C3 REMICS, Floating Rate Note, 6/15/38	4,483,401
5,502,440	5.89	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Floating Rate Note, 6/15/39	5,649,194
1,345,689	6.15	Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39	1,400,602
352,836	1.16	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	341,845
2,135,526	0.69	Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35	2,084,806
710,074	2.86	Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)	714,206
3,288,436	1.87	Crown Point CLO, Ltd., Floating Rate Note, 11/21/22 (144A)	3,275,046
2,068,986	0.38	Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38	2,042,112
1,978,873	0.42	Crusade Global Trust No.2 of 2006, Floating Rate Note, 11/15/37	1,971,715
2,300,000	2.58	CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)	2,279,503
6,470,000	1.53	CSMC Trust 2014-ICE, Floating Rate Note, 4/15/27 (144A)	6,396,009
3,500,000	2.18	CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)	3,464,467
3,750,000	3.18	CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)	3,705,900
1,460,000	1.50	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)	1,458,951
1,850,000	1.88	EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)	1,815,170
3,530,000	1.48	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	3,465,761
2,815,148	2.02	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 4/25/28	2,818,833
2,413,653	1.37	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24	2,387,278
3,401,225	1.62	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24	3,388,885
1,843,570	0.77	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	1,833,976
191,395	2.35	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/45	200,594
1,700,836	0.68	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	1,704,545
423,601		Fannie Mae, 3.0%, 8/25/25	434,699
910,776		Fannie Mae, 3.5%, 10/25/23	923,562
1,119,984		Fannie Mae, 4.5%, 9/25/35	1,147,102
472,811		Fannie Mae, 5.0%, 6/25/34	478,212
135,454		Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28	135,796
929,966	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33	938,862
272,296	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	272,556
3,083,744	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	3,095,164
78,158	0.35	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	78,015
68,204	1.15	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31	69,434
936,974	0.78	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	948,326
465,422	0.82	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	472,049
94,383	0.80	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31	95,958
244,784	1.20	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33	251,150
150,301	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35	150,863
733,576	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	737,163
375,107	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	377,026
412,311	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40	412,499
112,668	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	113,328
394,932	0.65	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28	399,303
150,499	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	151,821
24,211	0.70	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	24,417
459,847	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	461,617
595,861	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	599,106
792,699	0.90	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	803,518
535,801	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41	536,209
166,753	0.43	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19	166,457
277,073	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25	277,659
213,873	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29	215,416
697,533	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	698,448
563,873	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	569,232
316,489	0.75	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	320,451
719,411	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	720,779
289,905	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	291,152
488,379	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	489,685
1,176,473	1.25	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24	1,205,982
563,526	1.20	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	578,385
168,136	0.90	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	170,430
806,561	1.20	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	832,356
834,292	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36	840,016
161,765	0.65	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39	162,552
2,030,456	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	2,038,538
509,174	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	511,021
99,978	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29	100,618
337,233	1.74	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33	350,422
757,707	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	759,106
371,657	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	372,582
402,038	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	401,631
228,309	0.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	228,537
173,221	1.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	177,219
82,486	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	82,741
61,427	0.65	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23	61,660
423,055	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33	426,452
435,697	0.62	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	439,325
1,755,672	0.51	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	1,760,972
366,806	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/38	367,845
126,302	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21	126,547
466,030	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	468,052
490,122	0.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34	489,725
890,817	0.70	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	897,545
32,576	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	32,788
569,598	0.40	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	569,634
415,412	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40	416,647
370,972	0.40	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	370,894
649,995	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	649,705
343,880	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	343,969
651,645	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	653,011
680,461	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	681,858
144,423	0.80	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32	146,720
310,984	0.62	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	312,698
234,968	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	236,467
1,393,171		Federal Home Loan Mortgage Corp., 3.0%, 12/15/24	1,420,294
584,065	0.45	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35	587,256
346,486	0.55	Federal Home Loan Mortgage Corp., Floating Rate Note, 2/15/18	347,401
476,114	1.20	Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32	488,669
477,809	0.80	Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/28	485,586
278,240	0.80	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/15/31	282,834
3,707,818	0.90	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/35	3,758,847
195,282	1.01	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	198,756
317,222	1.12	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32	323,787
134,094	1.07	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	136,701
347,978	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	350,790
333,159	0.97	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40	338,625
508,125	0.72	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	509,209
13,387	0.72	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	13,406
2,094,865	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	2,106,255
102,390	0.97	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	102,945
562,221	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	568,770
502,297	1.64	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	513,345
1,584,662	0.62	Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37	1,576,228
1,557,238	1.36	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	1,598,577
375,193	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	381,809
330,169	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	335,992
611,397	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33	616,466
496,316	0.72	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34	498,936
281,302	0.74	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	282,149
86,966	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	88,188
269,152	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	273,541
79,639	0.97	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30	80,881
723,680	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	737,541
313,277	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	315,955
207,815	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36	208,283
523,574	1.04	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	528,387
179,350	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38	179,623
475	0.87	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/17	475
284,046	1.17	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	290,036
654,193	0.77	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	659,151
678,310	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	679,506
588,295	0.67	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	589,621
392,598	0.62	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	392,779
199,661	1.12	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	202,202
296,512	0.87	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	297,703
93,999	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23	94,268
453,683	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	458,864
244,259	0.68	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28	245,469
1,147,247	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	1,157,906
97,397	0.72	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	97,951
177,487	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	182,268
684,606	0.67	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	687,178
376,886	0.67	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	375,953
1,620,518	0.64	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45	1,624,975
247,334	0.72	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25	247,194
1,696,217	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	1,728,129
858,585	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33	868,800
392,161	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42	397,108
321,188	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	322,957
404,210	0.77	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	405,290
1,103,715	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	1,107,434
812,468	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	817,244
200,150	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	202,473
889,528	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	891,931
819,896	0.97	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	826,004
215,871	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23	216,760
647,989	0.87	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	653,036
731,668	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	730,989
63,089	0.65	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	63,175
278,051	0.67	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	278,620
76,428	0.87	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	77,045
49,023	0.86	Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27	49,632
363,118	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	369,522
254,025	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	258,830
160,973	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32	164,165
400,196	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	404,027
129,158	0.87	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	129,931
1,677,157	0.72	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	1,679,532
1,967,563	0.67	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	1,967,203
227,700	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	228,841
231,206	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37	231,520
177,613	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31	179,954
71,961	1.02	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	73,166
236,077	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	239,135
10,885	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33	10,932
224,911	0.97	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36	226,489
12,081	1.22	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20	12,140
63,151	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21	64,246
301,019	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	304,895
1,643,660	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	1,649,026
524,066	0.99	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	527,259
607,544	0.92	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	610,397
313,325	0.99	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	316,875
177,524	0.97	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	179,672
269,152	2.05	Federal National Mortgage Association, Floating Rate Note, 12/25/23	277,573
5,883,868	0.72	Federal National Mortgage Association, Floating Rate Note, 12/25/33	5,907,588
12,474,284	0.87	Federal National Mortgage Association, Floating Rate Note, 2/25/38	12,599,855
1,141,797	0.72	Federal National Mortgage Association, Floating Rate Note, 3/25/18	1,142,397
112,794	2.73	Federal National Mortgage Association, Floating Rate Note, 4/25/35	121,568
741,225	2.71	First Horizon Mortgage Pass-Through Trust 2003-AR3, Floating Rate Note, 9/25/33	742,781
1,750,000	0.77	Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)	1,736,952
3,171,096	0.57	Four Corners CLO III, Ltd., Floating Rate Note, 7/22/20 (144A)	3,147,430
469,324	0.55	Freddie Mac Strips, Floating Rate Note, 12/15/36	469,366
360,426	0.45	Freddie Mac Strips, Floating Rate Note, 8/15/36	359,609
1,558,134	0.50	Freddie Mac Strips, Floating Rate Note, 8/15/36	1,557,483
44,437	1.62	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24	44,438
1,170,176	1.22	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24	1,169,453
2,212,706	1.77	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 4/25/28	2,213,853
481,876		Freddie Mac, 3.0%, 7/15/36	486,699
1,941,367		Freddie Mac, 4.0%, 12/15/23	1,959,266
3,196,986	3.67	FREMF Mortgage Trust 2014-KF04 REMICS, Floating Rate Note, 6/25/21 (144A)	3,182,879
5,005,147	4.24	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	5,008,449
2,500,000	3.40	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	2,506,932
4,450,000	1.72	Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)	4,177,129
650,705		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	629,520
344,014	0.74	Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)	333,344
3,273,693	0.69	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	3,136,070
3,500,000	3.08	Goldman Sachs Asset Management CLO Plc, Floating Rate Note, 8/1/22 (144A)	3,484,848
284,432		Government National Mortgage Association, 4.0%, 7/20/34	285,619
698,376	0.54	Government National Mortgage Association, Floating Rate Note, 1/16/33	699,927
1,010,602	0.59	Government National Mortgage Association, Floating Rate Note, 1/16/35	1,011,903
279,911	1.02	Government National Mortgage Association, Floating Rate Note, 10/16/39	282,887
598,800	0.80	Government National Mortgage Association, Floating Rate Note, 10/20/38	600,467
958,926	0.46	Government National Mortgage Association, Floating Rate Note, 2/20/35	960,554
207,924	0.89	Government National Mortgage Association, Floating Rate Note, 4/16/32	210,449
388,343	0.74	Government National Mortgage Association, Floating Rate Note, 5/16/38	388,676
200,923	0.84	Government National Mortgage Association, Floating Rate Note, 6/16/31	201,802
388,603	1.34	Government National Mortgage Association, Floating Rate Note, 8/16/39	398,574
351,179	0.90	Government National Mortgage Association, Floating Rate Note, 8/20/38	353,261
531,398	0.59	Government National Mortgage Association, Floating Rate Note, 9/16/31	532,777
3,350,000	1.63	GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/16/27 (144A)	3,336,051
7,615,551	5.99	GS Mortgage Securities Trust 2007-GG10 REMICS, Floating Rate Note, 8/10/45	7,824,834
2,000,000	1.95	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	1,991,263
1,127,641	1.20	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	1,095,503
559,072	1.16	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	550,856
671,202	2.74	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	668,088
245,942	1.37	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	237,423
501,625	0.84	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	500,612
500,000	1.34	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	500,071
3,717,529	1.77	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	3,693,526
1,196,863	2.17	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	1,190,870
1,442,549	1.52	Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34	1,428,195
5,338,928	1.06	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	5,118,914
707,980	1.12	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	697,216
1,438,363	0.87	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	1,427,346
1,483,385	1.00	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	1,478,334
3,500,000	1.85	Hudsons Bay Simon JV Trust 2015-HBS, Floating Rate Note, 8/7/34 (144A)	3,501,988
2,480,000	2.03	Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)	2,489,421
751,432	1.12	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	723,053
1,853,633	1.06	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,770,799
1,615,598	1.04	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,543,883
471,761	1.06	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	462,981
461,652	1.22	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	440,047
1,587,729	1.04	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	1,531,074
231,557	2.85	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	222,356
768,425	0.57	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	750,912
716,563	0.62	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	673,684
104,552	6.45	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	106,844
222,110	4.84	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)	220,737
1,448,656	0.61	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	1,429,200
167,333	0.69	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	165,264
6,612,000	5.56	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43	6,636,175
69,601	0.49	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	69,094
5,634,736		JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18, 5.44%, 6/12/47	5,769,975
5,600,000	1.58	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)	5,594,724
4,280,000	1.73	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	4,238,410
3,470,000	2.28	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	3,434,143
3,510,000	1.70	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)	3,509,688
2,910,000	2.20	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28 (144A)	2,910,215
1,418,847	2.08	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)	1,415,057
2,500,000	2.43	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	2,477,575
4,240,000	1.73	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)	4,216,072
3,750,000	1.25	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,730,154
3,500,000	2.03	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,462,277
3,770,000	1.93	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)	3,768,310
4,000,000	2.58	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)	3,968,430
3,600,000	2.13	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)	3,553,397
4,500,000	3.08	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	4,492,400
5,786,985	0.92	JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)	5,521,470
3,478,866	3.18	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	3,483,261
1,025,620	0.88	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,025,933
62,168		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	62,377
6,970,000	6.04	LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38	7,065,520
3,534,169	1.58	LCM X LP, Floating Rate Note, 4/15/22 (144A)	3,520,973
709,204	1.17	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	706,090
1,069,708	1.27	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	1,075,438
720,417	0.44	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	677,279
1,751,194	0.45	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	1,650,967
1,990,738	0.92	Lehman XS Trust Series 2005-2, Floating Rate Note, 8/25/35	1,888,747
7,041,011	2.24	LSTAR Securities Investment Trust 2014-2, Floating Rate Note, 11/1/19 (144A)	6,961,800
3,325,568	2.19	LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)	3,277,477
4,001,719	2.24	LSTAR Securities Investment Trust 2015-7, Floating Rate Note, 7/1/20 (144A)	3,932,835
2,791,539	2.19	LSTAR Securities Investment Trust 2015-8, Floating Rate Note, 8/1/20 (144A)	2,740,441
5,975,891	2.24	LSTAR Securities Investment Trust 2015-9, Floating Rate Note, 10/1/20 (144A)	5,871,313
645,366	2.24	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	618,403
1,167,456	0.77	MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35	1,146,531
123,511	0.62	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	120,064
1,046,279	0.77	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	997,817
718,038	2.65	Merrill Lynch Mortgage Investors Trust Series 2005-A9, Floating Rate Note, 12/25/35	714,518
1,337,071	1.35	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	1,248,805
1,327,260	0.90	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-B, Floating Rate Note, 4/25/28	1,284,871
1,677,990	1.08	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28	1,595,819
1,284,443	1.53	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	1,265,910
1,548,768	1.04	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	1,480,125
707,073	1.06	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	676,856
188,983	1.98	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	188,073
1,472,061	1.06	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	1,449,161
1,643,889	0.88	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29	1,578,071
350,398	1.17	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	340,279
2,031,065	0.98	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	1,881,621
108,903	1.83	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	104,413
677,510	2.10	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	676,147
2,279,019	1.25	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29	2,199,717
2,104,418	0.78	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	1,981,056
1,082,219	1.04	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	1,051,688
1,949,483	0.88	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	1,893,166
6,475,000	5.78	Merrill Lynch Mortgage Trust 2006-C2, Floating Rate Note, 8/12/43	6,588,167
3,700,000	5.89	ML-CFC Commercial Mortgage Trust 2006-2, Floating Rate Note, 6/12/46	3,734,401
3,622,848		Morgan Stanley Capital I Trust 2006-HQ10, 5.328%, 11/12/41	3,651,417
3,200,000	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	3,245,844
2,040,256	5.85	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	2,054,573
1,315,885	5.51	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	1,343,724
3,860,000	2.08	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	3,844,816
2,870,000	2.53	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	2,854,338
3,000,000	2.95	Morgan Stanley Capital I Trust 2015-XLF2, Floating Rate Note, 8/15/26 (144A)	2,993,360
2,944,271	0.69	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	2,918,878
2,562,749	0.70	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	2,477,879
376,843	0.69	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	375,169
2,363,928	1.20	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	2,237,587
5,059,555	1.16	MortgageIT Trust 2004-2, Floating Rate Note, 12/25/34	4,890,011
1,364,838	0.94	MortgageIT Trust 2005-2, Floating Rate Note, 5/25/35	1,303,066
790,449	0.75	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 12/8/20	795,766
948,207	0.55	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21	943,426
816,134	0.64	NCUA Guaranteed Notes Trust, Floating Rate Note, 10/7/20	819,979
2,296,923	0.56	NCUA Guaranteed Notes Trust, Floating Rate Note, 11/6/17	2,300,567
251,671	0.75	NCUA Guaranteed Notes Trust, Floating Rate Note, 12/8/20	253,290
849,383	0.59	NCUA Guaranteed Notes Trust, Floating Rate Note, 3/11/20	851,760
525,034	0.57	NCUA Guaranteed Notes Trust, Floating Rate Note, 4/6/20	525,120
222,455	0.65	NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)	220,757
2,750,000	2.22	Newstar Trust, Floating Rate Note, 1/20/23 (144A)	2,738,197
37,396	2.66	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4, Floating Rate Note, 12/25/34	37,428
3,494,655	3.10	Nomura Resecuritization Trust 2011-4R, Floating Rate Note, 6/26/47 (144A)	3,505,226
1,691,522	0.35	Nomura Resecuritization Trust 2014-1R, Floating Rate Note, 10/26/36 (144A)	1,635,201
838,253	2.27	NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)	839,039
4,733,910	0.81	Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35	4,373,599
4,115,406	0.73	Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35	3,869,152
629,460		ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)	628,453
2,719,803		ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)	2,717,083
3,500,000	0.65	Pepper Residential Securities Trust No 14, Floating Rate Note, 6/12/16	3,495,814
2,000,000	0.62	Pepper Residential Securities Trust, Floating Rate Note, 4/10/16 (144A)	1,999,574
3,750,000	1.78	PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)	3,751,572
5,200,000	2.39	RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)	5,087,734
2,750,708	1.49	RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)	2,743,782
48,761	0.77	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	47,622
1,736,810	0.72	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	1,618,863
529,792	0.67	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	518,875
725,881	0.67	RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18	711,424
458,896		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	467,521
352,368	0.82	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	348,865
2,871,973	0.72	RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35	2,744,647
108,102	0.76	Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)	107,730
4,938,974	1.74	RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35	4,720,024
2,048,298	1.20	RESI MAC, 2014-1A, Floating Rate Note, 6/12/19	2,045,770
487,251	0.67	Residential Asset Securitization Trust 2003-A15, Floating Rate Note, 2/25/34	450,012
308,549	0.62	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	283,597
3,999,449	1.40	Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)	3,982,173
2,000,000	1.60	Resource Capital Corp 2015-CRE4, Ltd., Floating Rate Note, 8/17/32 (144A)	1,980,101
499,452	2.50	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	499,473
287,775		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)	287,237
2,335,937		RREF 2015-LT7 LLC, 3.0%, 12/25/32 (144A)	2,334,482
2,367,720		Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)	2,340,699
147,537	1.16	Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27	138,712
452,380	1.20	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	440,753
2,053,400	1.02	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	2,000,764
224,179	1.04	Sequoia Mortgage Trust 2003-8, Floating Rate Note, 1/20/34	214,008
451,506	1.04	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	425,806
298,517	1.77	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	300,592
2,782,119	0.86	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	2,627,819
903,548	0.96	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	855,625
1,000,387	0.93	Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24	995,340
845,999	1.78	Springleaf Mortgage Loan Trust 2013-2, Floating Rate Note, 12/28/65 (144A)	845,287
363,501	2.93	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	360,814
411,026	2.54	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	406,430
3,034,301	1.19	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	2,788,263
478,197	2.45	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34	482,193
6,988	0.82	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35	6,991
2,153,686	0.79	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34	2,079,677
715,203	0.90	Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34	693,369
3,919,670	1.08	Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35	3,805,480
1,629,332	1.30	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	1,570,177
158,043	2.59	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	156,795
977,596	1.36	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	966,867
788,976	2.43	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	775,967
136,889	0.92	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	135,938
340,172	0.52	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	287,232
4,500,000	2.03	Symphony CLO VIII LP, Floating Rate Note, 1/9/23 (144A)	4,465,712
3,050,000	1.59	Symphony CLO X, Ltd., Floating Rate Note, 7/23/23 (144A)	3,037,405
561,515	2.02	Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44	553,202
1,887,047	2.42	Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)	1,868,176
625,000	1.71	Venture XII CLO, Ltd., Floating Rate Note, 2/28/24 (144A)	623,396
409,472		VFC 2014-2 LLC, 2.75%, 7/20/30 (144A)	409,170
433,123		VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)	432,635
1,761,232		VOLT NPL X LLC, 3.375%, 10/26/54 (Step) (144A)	1,744,438
1,996,423		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)	1,989,905
3,000,000	1.64	Voya CLO 2012-3, Ltd., Floating Rate Note, 10/15/22 (144A)	2,977,791
3,644,662	5.52	Wachovia Bank Commercial Mortgage Trust Series 2006-C23 REMICS, Floating Rate Note, 1/15/45	3,641,328
425,953	5.90	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43	425,285
6,200,000	5.90	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43	6,228,355
4,500,000	5.60	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 REMICS, Floating Rate Note, 10/15/48	4,597,509
812,923		WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18	822,062
2,500,000	2.18	Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/16/27 (144A)	2,449,806
2,964,538	2.95	Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)	2,965,783
5,423,501	2.74	Wells Fargo Mortgage Backed Securities 2005-AR13 Trust, Floating Rate Note, 5/25/35	5,448,663
955,207	0.54	Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)	933,983
			$781,547,257
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $785,202,628)	$781,547,257

		CORPORATE BONDS - 30.0%
		Energy - 1.9%
		Integrated Oil & Gas - 1.0%
1,385,000	0.87	Chevron Corp., Floating Rate Note, 11/16/18	$1,385,373
2,640,000	0.41	Chevron Corp., Floating Rate Note, 11/9/16	2,637,719
2,550,000	0.50	Chevron Corp., Floating Rate Note, 3/2/18	2,531,762
1,980,000	0.38	Exxon Mobil Corp., Floating Rate Note, 3/15/17	1,976,804
2,780,000	0.92	Shell International Finance BV, Floating Rate Note, 11/10/18	2,774,607
3,020,000	0.53	Shell International Finance BV, Floating Rate Note, 11/15/16	3,017,753
1,390,000	0.66	Shell International Finance BV, Floating Rate Note, 5/10/17	1,387,961
3,280,000	0.54	Statoil ASA, Floating Rate Note, 11/9/17	3,263,285
2,555,000	0.61	Statoil ASA, Floating Rate Note, 5/15/18	2,539,834
3,355,000	0.67	Total Capital Canada, Ltd., Floating Rate Note, 1/15/16	3,354,956
2,500,000		Total Capital International SA, 0.75%, 1/25/16	2,499,975
			$27,370,029
		Oil & Gas Exploration & Production - 0.4%
7,849,000	0.70	Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16	$7,831,583
2,120,000		Total Capital SA, 2.3%, 3/15/16	2,125,889
			$9,957,472
		Oil & Gas Storage & Transportation - 0.5%
3,320,000		Boardwalk Pipelines LP, 5.5%, 2/1/17	$3,363,930
3,000,000	0.98	Enbridge, Inc., Floating Rate Note, 10/1/16	2,977,506
3,355,000		Enterprise Products Operating LLC, 3.2%, 2/1/16	3,356,070
1,850,000		ONEOK Partners LP, 6.15%, 10/1/16	1,899,125
3,544,000	1.01	TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16	3,537,869
			$15,134,500
		Total Energy	$52,462,001
		Materials - 0.3%
		Fertilizers & Agricultural Chemicals - 0.1%
2,145,000		Monsanto Co., 2.75%, 4/15/16	$2,152,645
		Diversified Metals & Mining - 0.1%
1,795,000	0.58	BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16	$1,789,561
1,130,000	1.17	Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16	1,126,054
			$2,915,615
		Steel - 0.1%
2,500,000	1.38	Glencore Funding LLC, Floating Rate Note, 4/16/18 (144A)	$2,109,508
1,800,000	1.57	Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)	1,770,802
			$3,880,310
		Total Materials	$8,948,570
		Capital Goods - 0.6%
		Industrial Conglomerates - 0.2%
6,330,000	0.49	Tyco Electronics Group SA, Floating Rate Note, 1/29/16	$6,328,050
		Construction & Farm Machinery & Heavy Trucks - 0.3%
2,500,000	0.47	Caterpillar Financial Services Corp., Floating Rate Note, 3/3/17	$2,491,372
1,500,000	0.58	John Deere Capital Corp., Floating Rate Note, 10/11/16	1,501,636
2,883,000	0.43	John Deere Capital Corp., Floating Rate Note, 2/25/16	2,881,501
			$6,874,509
		Industrial Machinery - 0.1%
2,650,000		Xylem, Inc. New York, 3.55%, 9/20/16	$2,686,165
		Total Capital Goods	$15,888,724
		Transportation - 0.1%
		Railroads - 0.1%
1,670,000	0.48	Canadian National Railway Co., Floating Rate Note, 11/14/17	$1,656,640
		Total Transportation	$1,656,640
		Automobiles & Components - 1.8%
		Automobile Manufacturers - 1.8%
1,500,000	0.68	Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)	$1,491,986
1,275,000	0.75	Daimler Finance North America LLC, Floating Rate Note, 3/2/18 (144A)	1,260,543
2,370,000	0.77	Daimler Finance North America LLC, Floating Rate Note, 5/18/18 (144A)	2,337,756
2,845,000	0.98	Daimler Finance North America LLC, Floating Rate Note, 8/1/16 (144A)	2,843,578
2,061,000	0.64	Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)	2,046,717
3,215,000	1.01	Daimler Finance North America LLC, Floating Rate Note, 8/3/17 (144A)	3,211,245
1,375,000		Ford Motor Credit Co. LLC, 1.7%, 5/9/16	1,376,348
2,600,000	1.22	Ford Motor Credit Co. LLC, Floating Rate Note, 1/9/18	2,573,906
1,715,000	0.76	Ford Motor Credit Co. LLC, Floating Rate Note, 11/8/16	1,703,014
3,500,000	0.96	Ford Motor Credit Co. LLC, Floating Rate Note, 3/27/17	3,453,488
2,600,000	0.85	Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17	2,563,756
1,300,000		Nissan Motor Acceptance Corp., 1.0%, 3/15/16 (144A)	1,300,143
2,000,000	0.88	Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)	1,994,894
1,500,000	1.03	Nissan Motor Acceptance Corp., Floating Rate Note, 9/26/16 (144A)	1,499,698
2,600,000		Toyota Motor Credit Corp., 2.0%, 9/15/16	2,620,985
2,589,000	0.52	Toyota Motor Credit Corp., Floating Rate Note, 5/16/17	2,579,835
3,800,000	0.61	Toyota Motor Credit Corp., Floating Rate Note, 5/17/16	3,800,973
2,250,000	0.78	Toyota Motor Credit Corp., Floating Rate Note, 7/13/18	2,243,162
650,000	0.60	Toyota Motor Credit Corp., Floating Rate Note, 9/23/16	649,537
2,500,000	0.81	Volkswagen Group of America Finance LLC, Floating Rate Note, 11/20/17 (144A)	2,402,292
1,900,000	0.60	Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16 (144A)	1,886,535
1,750,000	0.80	Volkswagen International Finance NV, Floating Rate Note, 11/18/16 (144A)	1,724,140
			$47,564,531
		Total Automobiles & Components	$47,564,531
		Media - 0.3%
		Broadcasting - 0.2%
3,744,000	0.83	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	$3,742,061
1,300,000	0.97	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/18 (144A)	1,297,832
			$5,039,893
		Movies & Entertainment - 0.1%
2,835,000		The Walt Disney Co., 1.35%, 8/16/16	$2,842,680
		Total Media	$7,882,573
		Retailing - 0.1%
		Home Improvement Retail - 0.1%
2,600,000	0.71	The Home Depot, Inc., Floating Rate Note, 9/15/17	$2,603,830
		Automotive Retail - 0.0%+
1,230,000	0.66	Volkswagen Group of America Finance LLC, Floating Rate Note, 11/22/16 (144A)	$1,208,941
		Total Retailing	$3,812,771
		Food & Staples Retailing - 0.0%+
		Hypermarkets & Super Centers - 0.0%+
955,000		Wal-Mart Stores, Inc., 0.6%, 4/11/16	$954,964
		Total Food & Staples Retailing	$954,964
		Food, Beverage & Tobacco - 0.5%
		Brewers - 0.2%
3,700,000		Anheuser-Busch InBev Finance, Inc., 0.8%, 1/15/16	$3,700,004
1,900,000	0.51	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17	1,894,794
			$5,594,798
		Soft Drinks - 0.1%
3,460,000	0.54	PepsiCo, Inc., Floating Rate Note, 2/26/16	$3,459,024
		Packaged Foods & Meats - 0.2%
1,895,000	0.49	General Mills, Inc., Floating Rate Note, 1/28/16	$1,894,396
1,765,000	0.59	General Mills, Inc., Floating Rate Note, 1/29/16	1,764,771
			$3,659,167
		Total Food, Beverage & Tobacco	$12,712,989
		Health Care Equipment & Services - 0.6%
		Health Care Equipment - 0.2%
4,020,000	0.79	Becton Dickinson and Co., Floating Rate Note, 6/15/16	$4,018,123
1,695,000		St. Jude Medical, Inc., 2.5%, 1/15/16	1,695,609
			$5,713,732
		Health Care Distributors - 0.1%
2,993,000		McKesson Corp., 3.25%, 3/1/16	$3,003,742
		Health Care Services - 0.2%
4,494,000		Express Scripts Holding Co., 3.125%, 5/15/16	$4,523,988
		Managed Health Care - 0.1%
2,600,000	0.77	UnitedHealth Group, Inc., Floating Rate Note, 1/17/17	$2,601,734
		Total Health Care Equipment & Services	$15,843,196
		Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
		Biotechnology - 0.1%
2,500,000	1.10	Baxalta, Inc., Floating Rate Note, 6/22/18 (144A)	$2,492,200
		Pharmaceuticals - 0.7%
1,400,000	0.61	Bayer US Finance LLC, Floating Rate Note, 10/6/17 (144A)	$1,395,849
5,300,000	0.57	Bayer US Finance LLC, Floating Rate Note, 10/7/16 (144A)	5,297,106
3,000,000	0.68	EMD Finance LLC, Floating Rate Note, 3/17/17 (144A)	2,990,802
3,650,000		Merck & Co, Inc., 0.7%, 5/18/16	3,650,350
2,500,000	0.47	Merck & Co., Inc., Floating Rate Note, 2/10/17	2,498,182
500,000	0.55	Merck & Co., Inc., Floating Rate Note, 5/18/16	499,767
2,100,000	0.51	Pfizer, Inc., Floating Rate Note, 5/15/17	2,095,428
			$18,427,484
		Total Pharmaceuticals, Biotechnology & Life Sciences	$20,919,684
		Banks - 8.4%
		Diversified Banks - 5.4%
1,725,000	1.09	ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)	$1,729,830
1,000,000		Bank of America Corp., 1.25%, 1/11/16	1,000,076
1,325,000		Bank of America Corp., 3.75%, 7/12/16	1,341,614
6,000,000	1.14	Bank of America Corp., Floating Rate Note, 3/22/16	6,000,096
1,423,000	1.00	Bank of America Corp., Floating Rate Note, 8/25/17	1,420,866
2,455,000	0.90	Bank of America NA, Floating Rate Note, 6/5/17	2,446,795
2,300,000	0.54	Bank of Montreal, Floating Rate Note, 7/14/17	2,292,523
2,665,000	0.91	Bank of Montreal, Floating Rate Note, 7/31/18	2,658,401
821,000	0.94	Barclays Bank Plc, Floating Rate Note, 2/17/17	820,536
2,590,000	0.96	Caisse Centrale Desjardins, Floating Rate Note, 1/29/18 (144A)	2,584,937
3,200,000	1.04	Citigroup, Inc., Floating Rate Note, 11/15/16	3,203,347
2,630,000	1.08	Citigroup, Inc., Floating Rate Note, 11/24/17	2,622,291
1,325,000	1.12	Citigroup, Inc., Floating Rate Note, 4/1/16	1,324,824
2,500,000	0.60	Citigroup, Inc., Floating Rate Note, 6/9/16	2,492,635
3,700,000	1.28	Citigroup, Inc., Floating Rate Note, 7/25/16	3,705,213
2,000,000	0.70	Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)	1,997,638
3,975,000	1.01	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16	3,974,444
2,740,000	0.65	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 4/28/17	2,736,865
2,690,000	1.10	ING Bank NV, Floating Rate Note, 8/17/18 (144A)	2,698,051
1,435,000		JPMorgan Chase & Co., 3.15%, 7/5/16	1,449,834
2,800,000	1.22	JPMorgan Chase & Co., Floating Rate Note, 1/25/18	2,805,760
2,000,000	0.88	JPMorgan Chase & Co., Floating Rate Note, 2/15/17	1,998,692
1,800,000	1.03	JPMorgan Chase & Co., Floating Rate Note, 2/26/16	1,800,142
3,800,000	0.92	JPMorgan Chase & Co., Floating Rate Note, 3/1/18	3,774,418
3,500,000	0.86	Lloyds Bank Plc, Floating Rate Note, 5/14/18	3,474,611
2,600,000	1.14	Lloyds Bank Plc, Floating Rate Note, 8/17/18	2,599,771
2,500,000	0.93	Macquarie Bank, Ltd., Floating Rate Note, 10/27/17 (144A)	2,488,312
2,800,000	1.51	Mizuho Bank, Ltd., Floating Rate Note, 10/20/18 (144A)	2,825,648
1,670,000	0.97	Mizuho Bank, Ltd., Floating Rate Note, 3/26/18 (144A)	1,662,899
2,000,000	0.72	Mizuho Bank, Ltd., Floating Rate Note, 4/16/17 (144A)	1,993,714
2,425,000	0.91	MUFG Americas Holdings Corp., Floating Rate Note, 2/9/18	2,415,184
1,950,000	0.70	National Australia Bank, Ltd., Floating Rate Note, 3/17/17 (144A)	1,948,302
4,050,000		Nordea Bank AB, 0.875%, 5/13/16 (144A)	4,049,567
2,175,000	0.68	Nordea Bank AB, Floating Rate Note, 4/4/17	2,173,121
2,700,000	0.77	Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)	2,701,690
2,600,000	1.17	Nordea Bank AB, Floating Rate Note, 9/17/18 (144A)	2,609,565
1,000,000		Royal Bank of Canada, 1.45%, 9/9/16	1,002,099
1,875,000	0.62	Royal Bank of Canada, Floating Rate Note, 1/23/17	1,873,305
2,500,000	0.55	Royal Bank of Canada, Floating Rate Note, 10/13/17	2,491,445
500,000	0.57	Royal Bank of Canada, Floating Rate Note, 2/3/17	499,087
2,200,000	0.58	Royal Bank of Canada, Floating Rate Note, 6/16/17	2,191,754
1,325,000	0.86	Royal Bank of Canada, Floating Rate Note, 7/30/18	1,323,381
2,000,000	0.79	Royal Bank of Canada, Floating Rate Note, 9/9/16	2,001,554
2,600,000	0.71	Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17	2,592,333
1,500,000	0.96	Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16	1,501,576
1,500,000	1.11	Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)	1,498,828
4,735,000	1.02	Svenska Handelsbanken AB, Floating Rate Note, 3/21/16	4,733,698
3,650,000	0.80	Svenska Handelsbanken AB, Floating Rate Note, 9/23/16	3,650,964
1,800,000	0.76	The Bank of Nova Scotia, Floating Rate Note, 12/13/16	1,801,438
3,255,000	0.74	The Bank of Nova Scotia, Floating Rate Note, 3/15/16	3,254,987
1,500,000	0.84	The Bank of Nova Scotia, Floating Rate Note, 7/15/16	1,501,569
1,000,000	0.74	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)	998,685
2,525,000	0.64	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)	2,507,939
2,000,000	0.72	The Huntington National Bank, Floating Rate Note, 4/24/17	1,989,978
2,000,000	0.54	The Toronto-Dominion Bank, Floating Rate Note, 5/2/17	1,995,512
2,600,000	0.86	The Toronto-Dominion Bank, Floating Rate Note, 7/23/18	2,589,200
1,320,000	0.45	The Toronto-Dominion Bank, Floating Rate Note, 7/8/16	1,320,574
2,800,000	0.79	The Toronto-Dominion Bank, Floating Rate Note, 9/9/16	2,802,579
6,675,000	0.95	Wells Fargo & Co., Floating Rate Note, 4/23/18	6,670,935
2,000,000	0.66	Westpac Banking Corp., Floating Rate Note, 5/19/17	1,996,872
			$144,612,504
		Regional Banks - 3.0%
2,500,000		BB&T Corp., 3.2%, 3/15/16	$2,506,838
500,000	0.63	Branch Banking & Trust Co., Floating Rate Note, 5/23/17	497,602
6,144,000	0.82	Branch Banking & Trust Co., Floating Rate Note, 9/13/16	6,130,477
1,250,000	1.01	Capital One NA, Floating Rate Note, 2/5/18	1,241,976
4,150,000	0.77	Capital One NA, Floating Rate Note, 3/22/16	4,147,531
1,000,000	1.47	Capital One NA, Floating Rate Note, 8/17/18	1,007,339
3,790,000		Fifth Third Bancorp, 3.625%, 1/25/16	3,796,701
1,727,000	0.77	Fifth Third Bancorp, Floating Rate Note, 12/20/16	1,720,242
1,900,000		Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16	1,897,859
1,800,000	0.83	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 11/18/16	1,799,741
3,330,000	0.74	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16	3,329,554
4,500,000	0.82	KeyBank NA Cleveland Ohio, Floating Rate Note, 11/25/16	4,500,054
2,500,000	0.84	KeyBank NA Cleveland Ohio, Floating Rate Note, 6/1/18	2,494,005
2,710,000	0.67	Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17	2,706,038
2,400,000	0.60	Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17	2,392,505
6,200,000	1.08	MUFG Union Bank NA, Floating Rate Note, 9/26/16	6,199,919
2,850,000	0.69	National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16	2,840,812
2,225,000	0.68	Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16	2,223,614
650,000		PNC Bank NA, 0.8%, 1/28/16	649,989
2,250,000	0.60	PNC Bank NA, Floating Rate Note, 1/28/16	2,249,845
2,500,000	0.74	PNC Bank NA, Floating Rate Note, 6/1/18	2,488,092
2,500,000	0.60	PNC Bank NA, Floating Rate Note, 8/1/17	2,492,205
1,045,000		PNC Funding Corp., 2.7%, 9/19/16	1,055,264
3,645,000	0.76	SunTrust Bank, Floating Rate Note, 2/15/17	3,631,914
800,000	1.03	UBS AG, Floating Rate Note, 3/26/18	798,519
2,500,000	0.97	UBS AG, Floating Rate Note, 6/1/17	2,494,915
2,600,000	0.60	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/26/18	2,587,320
2,025,000	0.53	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/30/17	2,024,089
2,000,000	0.42	US Bank NA Cincinnati Ohio, Floating Rate Note, 4/22/16	2,000,112
1,999,000	0.61	Wachovia Corp., Floating Rate Note, 6/15/17	1,992,875
3,265,000	0.85	Wells Fargo & Co., Floating Rate Note, 7/20/16	3,267,968
975,000	0.57	Wells Fargo Bank NA, Floating Rate Note, 5/16/16	974,370
			$80,140,284
		Total Banks	$224,752,788
		Diversified Financials - 4.4%
		Other Diversified Financial Services - 0.6%
2,000,000	0.83	Bank of America NA, Floating Rate Note, 2/14/17	$1,996,802
1,865,000	0.52	General Electric Capital Corp., Floating Rate Note, 1/14/16	1,864,937
4,124,000	0.88	General Electric Capital Corp., Floating Rate Note, 1/8/16	4,124,066
1,000,000	0.51	General Electric Capital Corp., Floating Rate Note, 5/11/16	1,000,004
2,000,000	0.60	General Electric Capital Corp., Floating Rate Note, 5/15/17	1,999,960
1,950,000	1.14	Hyundai Capital Services, Inc., Floating Rate Note, 3/18/17 (144A)	1,944,351
2,800,000	0.51	Svensk Exportkredit AB, Floating Rate Note, 11/10/17	2,797,234
			$15,727,354
		Multi-Sector Holdings - 0.3%
1,855,000	0.47	Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17	$1,854,176
2,500,000	0.43	Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17	2,492,862
2,775,000		Berkshire Hathaway, Inc., 2.2%, 8/15/16	2,798,585
			$7,145,623
		Specialized Finance - 0.3%
7,060,000		MassMutual Global Funding II, 3.125%, 4/14/16 (144A)	$7,100,842
1,800,000	0.63	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16	1,801,730
			$8,902,572
		Consumer Finance - 1.5%
1,300,000		American Express Credit Corp., 1.3%, 7/29/16	$1,302,375
7,142,000	0.83	American Express Credit Corp., Floating Rate Note, 7/29/16	7,143,200
2,650,000	0.31	American Honda Finance Corp., Floating Rate Note, 1/11/16	2,649,873
5,965,000	0.82	American Honda Finance Corp., Floating Rate Note, 10/7/16	5,975,934
2,570,000	0.64	American Honda Finance Corp., Floating Rate Note, 12/11/17	2,555,007
3,050,000	0.71	American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)	3,052,846
1,330,000	0.78	American Honda Finance Corp., Floating Rate Note, 9/20/17	1,328,516
2,500,000		Capital One Financial Corp., 3.15%, 7/15/16	2,523,108
1,500,000	0.57	Caterpillar Financial Services Corp., Floating Rate Note, 2/26/16	1,499,578
6,975,000	2.38	General Motors Financial Co, Inc., Floating Rate Note, 1/15/19	7,011,068
2,500,000	1.64	General Motors Financial Co, Inc., Floating Rate Note, 4/10/18	2,481,230
1,290,000	0.52	PACCAR Financial Corp., Floating Rate Note, 6/6/17	1,286,280
2,250,000		Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)	2,247,559
			$41,056,574
		Asset Management & Custody Banks - 0.6%
6,450,000		State Street Corp., 2.875%, 3/7/16	$6,472,723
2,850,000		The Bank of New York Mellon Corp., 0.7%, 3/4/16	2,849,496
835,000		The Bank of New York Mellon Corp., 2.5%, 1/15/16	835,431
3,275,000	0.56	The Bank of New York Mellon Corp., Floating Rate Note, 3/4/16	3,274,787
1,090,000	0.77	The Bank of New York Mellon Corp., Floating Rate Note, 3/6/18	1,089,630
2,465,000	1.05	The Goldman Sachs Group, Inc., Floating Rate Note, 5/22/17	2,461,571
			$16,983,638
		Investment Banking & Brokerage - 1.0%
1,210,000	1.30	Macquarie Group, Ltd., Floating Rate Note, 1/31/17 (144A)	$1,211,604
1,300,000		Morgan Stanley, 1.75%, 2/25/16	1,301,502
2,700,000	1.06	Morgan Stanley, Floating Rate Note, 1/5/18	2,697,783
4,350,000	1.64	Morgan Stanley, Floating Rate Note, 2/25/16	4,353,645
7,834,000		Raymond James Financial, Inc., 4.25%, 4/15/16	7,893,546
2,465,000	0.77	The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16	2,461,063
1,305,000		The Goldman Sachs Group, Inc., 5.35%, 1/15/16	1,306,365
4,300,000	0.77	The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16	4,295,941
			$25,521,449
		Diversified Capital Markets - 0.1%
2,916,000		GE Capital International Funding Co., 0.964%, 4/15/16 (144A)	$2,917,315
		Total Diversified Financials	$118,254,525
		Insurance - 7.7%
		Insurance Brokers - 0.3%
7,325,000		Aon Corp., 3.125%, 5/27/16	$7,381,725
		Life & Health Insurance - 0.7%
2,600,000	0.90	Jackson National Life Global Funding, Floating Rate Note, 10/13/17 (144A)	$2,607,550
5,100,000	0.57	Jackson National Life Global Funding, Floating Rate Note, 7/29/16 (144A)	5,100,255
1,500,000	0.51	Pricoa Global Funding I, Floating Rate Note, 5/16/16 (144A)	1,499,202
3,255,000	0.54	Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)	3,252,848
2,755,000	0.98	Principal Life Global Funding II, Floating Rate Note, 12/1/17 (144A)	2,754,427
2,530,000	0.70	Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)	2,531,027
2,500,000		Prudential Financial, Inc., 3.0%, 5/12/16	2,513,845
			$20,259,154
		Multi-line Insurance - 0.7%
690,000		Metropolitan Life Global Funding I, 3.125%, 1/11/16 (144A)	$690,233
1,745,000	0.52	Metropolitan Life Global Funding I, Floating Rate Note, 7/14/16 (144A)	1,744,677
2,500,000	0.85	Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)	2,503,818
6,650,000	0.62	New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)	6,660,886
3,650,000	0.64	New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)	3,653,551
2,675,000	0.35	New York Life Global Funding, Floating Rate Note, 8/5/16 (144A)	2,674,018
1,235,000		The Hartford Financial Services Group, Inc., 5.5%, 10/15/16	1,276,200
			$19,203,383
		Reinsurance - 6.0%
250,000		ACE Syndicated 2015, Variable Rate Notes, 7/12/16 (e)(f)	$241,375
1,250,000	3.66	Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)	1,259,625
1,000,000	5.29	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	1,019,900
2,500,000	6.12	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	2,560,250
695,760		Altair Re, Variable Rate Notes, 6/30/17 (e)(f)	825,311
500,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (e)(f)	544,400
1,500,000	3.52	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)	1,527,150
1,000,000	8.33	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	999,400
3,325,000	4.56	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	3,316,022
1,050,000	2.76	Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	1,042,860
750,000	3.73	Bosphorus, Ltd., Floating Rate Note, 8/17/18 (Cat Bond) (144A)	735,975
2,250,000	5.25	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	2,249,100
2,550,000	6.99	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	2,607,885
250,000	4.47	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	249,225
1,350,000	4.29	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	1,350,000
500,000		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (e)(f)	499,800
1,000,000	3.80	Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)	1,014,000
250,000	9.23	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	252,900
2,000,000	2.99	East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)	1,976,600
1,300,000		Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (e)(f)	1,397,500
9,000,000	10.22	Everglades Re, Ltd., Floating Rate Note, 3/28/16 (Cat Bond) (144A)	9,143,100
2,375,100		Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (e)(f)	2,600,022
750,000		Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16 (e)(f)	750,000
1,250,000	7.41	Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,258,750
2,000,000	6.68	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,922,800
2,650,000	2.20	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	2,630,920
2,600,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (e)(f)	2,959,060
420,500		Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (e)(f)	500,017
1,000,000	4.56	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	1,008,800
2,500,000	4.08	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	2,516,000
2,350,000	3.74	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	2,328,145
2,500,000	6.75	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	2,503,750
2,000,000	9.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	2,007,800
1,000,000	4.49	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	986,800
2,300,000	4.74	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	2,285,970
1,800,000	2.25	Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)	1,801,980
1,000,000		Lahinch Re, Variable Rate Notes, 6/15/16 (e)(f)	1,010,300
6,975,000	4.30	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	7,007,085
4,000,000	3.75	Longpoint Re, Ltd. III, Floating Rate Note, 5/23/18 (Cat Bond) (144A)	4,040,400
750,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e)(f)	836,100
2,000,000	2.00	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,995,600
1,500,000	4.49	MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)	1,520,400
1,111,667		Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (e)(f)	1,249,958
1,750,000	7.71	Multicat Mexico Re, Ltd., Floating Rate Note, 12/4/15 (Cat Bond) (144A) (d)	367,500
2,250,000	8.73	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	2,313,225
2,250,000	7.24	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	2,277,450
2,500,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (e)(f)	2,907,750
2,800,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (e)(f)	2,966,880
2,300,000		Pangaea Re., Variable Rate Notes, 7/1/18 (e)(f)	41,400
3,500,000	4.77	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)	3,485,300
1,750,000	3.71	Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)	1,729,175
1,750,000	8.76	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	1,758,050
1,500,000	5.94	Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	1,489,950
1,750,000	N/A	Queen Street XI RE Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)	1,748,775
1,500,000	6.00	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,519,650
1,000,000	12.96	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,043,300
2,900,000	4.75	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,917,110
900,000	10.27	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	924,300
750,000	8.25	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	763,800
850,000	9.52	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	893,945
750,000	3.77	Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)	750,975
1,000,000	N/A	Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	995,500
3,000,000	2.99	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)	2,929,800
1,250,000	4.00	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,246,375
2,500,000	3.49	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,479,250
3,000,000	4.05	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	2,992,200
500,000		Sector Re V, Ltd., Variable Rate Notes 12/1/20 (144A) (e)(f)	502,350
3,777		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (e)(f)	121,266
1,250,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (e)(f)	1,401,125
1,000,000		Silverton Re, Ltd., Variable Rate Notes 9/18/18 (144A) (e)(f)	1,000,000
8,050,000	8.66	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	8,218,245
750,000	4.99	Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)	750,600
250,000	9.75	Tramline Re II, Ltd., Floating Rate Note, 1/4/19 (Cat Bond) (144A)	254,725
1,750,000	3.24	Tramline Re II, Ltd., Floating Rate Note, 7/7/17 (Cat Bond) (144A)	1,729,700
1,147,083		Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (e)(f)	1,249,977
2,500,000	5.00	Ursa Re, Ltd., Floating Rate Note, 9/21/18 (Cat Bond) (144A)	2,494,750
2,500,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (e)(f)	2,920,000
8,750,000	0.00	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	8,820,000
1,500,000	2.86	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	1,509,750
1,000,000	2.75	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,005,400
2,750,000	3.75	Vitality Re IV, Ltd., Floating Rate Note, 1/9/18 (Cat Bond) (144A)	2,788,500
3,800,000	1.75	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	3,753,260
			$159,594,343
		Total Insurance	$206,438,605
		Software & Services - 0.2%
		Application Software - 0.0%+
1,250,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	$1,250,000
		Systems Software - 0.2%
3,215,000		Oracle Corp., 5.25%, 1/15/16	$3,219,716
1,937,000	0.48	Oracle Corp., Floating Rate Note, 7/7/17	1,935,514
			$5,155,230
		Total Software & Services	$6,405,230
		Technology Hardware & Equipment - 0.1%
		Computer Storage & Peripherals - 0.1%
1,500,000	0.35	Apple, Inc., Floating Rate Note, 5/3/16	$1,499,518
		Total Technology Hardware & Equipment	$1,499,518
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductors - 0.1%
2,800,000		Intel Corp., 1.95%, 10/1/16	$2,817,472
		Total Semiconductors & Semiconductor Equipment	$2,817,472
		Telecommunication Services - 1.1%
		Integrated Telecommunication Services - 1.0%
3,925,000		AT&T, Inc., 2.4%, 8/15/16	$3,950,940
3,875,000		AT&T, Inc., 2.95%, 5/15/16	3,898,595
2,735,000	0.70	AT&T, Inc., Floating Rate Note, 2/12/16	2,733,788
4,081,000		British Telecommunications Plc, 1.625%, 6/28/16	4,086,085
2,750,000		Orange SA, 2.75%, 9/14/16	2,780,896
8,530,000	2.04	Verizon Communications, Inc., Floating Rate Note, 9/15/16	8,582,229
			$26,032,533
		Wireless Telecommunication Services - 0.1%
1,250,000		Altice Financing SA, 7.875%, 12/15/19 (144A)	$1,300,000
1,500,000	1.34	America Movil SAB de CV, Floating Rate Note, 9/12/16	1,499,980
1,150,000	0.72	Vodafone Group Plc, Floating Rate Note, 2/19/16	1,149,338
			$3,949,318
		Total Telecommunication Services	$29,981,851
		Utilities - 1.0%
		Electric Utilities - 0.7%
2,610,000	0.70	Duke Energy Corp., Floating Rate Note, 4/3/17	$2,601,332
2,285,000	0.67	Duke Energy Indiana LLC, Floating Rate Note, 7/11/16	2,285,009
5,100,000	0.53	Duke Energy Progress LLC, Floating Rate Note, 11/20/17	5,046,792
1,275,000	0.53	Duke Energy Progress LLC, Floating Rate Note, 3/6/17	1,271,257
1,865,000	0.75	Electricite de France SA, Floating Rate Note, 1/20/17 (144A)	1,862,061
1,090,000	0.66	Georgia Power Co., Floating Rate Note, 3/15/16	1,089,057
1,000,000	0.72	Georgia Power Co., Floating Rate Note, 8/15/16	999,273
1,013,000	0.56	NSTAR Electric Co., Floating Rate Note, 5/17/16	1,011,651
475,000		PECO Energy Co., 1.2%, 10/15/16	476,176
1,665,000	0.88	TECO Finance, Inc., Floating Rate Note, 4/10/18	1,643,218
			$18,285,826
		Multi-Utilities - 0.2%
2,376,000		Dominion Resources, Inc. Virginia, 1.95%, 8/15/16	$2,381,985
2,500,000	0.53	San Diego Gas & Electric Co., Floating Rate Note, 3/9/17	2,493,768
			$4,875,753
		Independent Power Producers & Energy Traders - 0.1%
1,250,000		NRG Energy, Inc., 8.25%, 9/1/20	$1,212,500
2,500,000		PSEG Power LLC, 2.75%, 9/15/16	2,520,255
			$3,732,755
		Total Utilities	$26,894,334
		TOTAL CORPORATE BONDS
		(Cost $806,116,462)	$805,690,966

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%
4,037		Fannie Mae, 7.0%, 10/1/17	$4,154
21,120	2.43	Fannie Mae, Floating Rate Note, 1/1/48	22,288
25,348	2.67	Fannie Mae, Floating Rate Note, 10/1/32	26,031
6,565	2.39	Fannie Mae, Floating Rate Note, 11/1/23	6,776
22,810	2.30	Fannie Mae, Floating Rate Note, 2/1/34	23,044
17,998	2.36	Fannie Mae, Floating Rate Note, 9/1/32	19,071
2,610,000	0.39	Federal Farm Credit Banks, Floating Rate Note, 2/18/16	2,610,282
10,000,000	0.27	Federal Farm Credit Banks, Floating Rate Note, 6/20/16	9,998,770
6,209	2.52	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	6,374
13,900	2.88	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	14,449
6,748	2.59	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	6,824
8,925,000	0.48	Federal National Mortgage Association, Floating Rate Note, 10/3/16	8,935,174
10,016	1.75	Government National Mortgage Association II, Floating Rate Note, 1/20/22	10,313
2,600,000		Private Export Funding Corp., 2.125%, 7/15/16	2,615,400
9,900,000	0.33	U.S. Treasury Note, Floating Rate Note, 1/31/17	9,899,356
13,780,000	0.43	U.S. Treasury Note, Floating Rate Note, 10/31/17	13,767,433
40,175,000	0.33	U.S. Treasury Note, Floating Rate Note, 4/30/17	40,139,603
20,095,000	0.33	U.S. Treasury Note, Floating Rate Note, 7/31/17	20,062,526
6,085,000		U.S. Treasury Notes, 0.625%, 7/15/16	6,085,475
			$114,253,343
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $114,351,621)	$114,253,343

		FOREIGN GOVERNMENT BOND - 0.1%
2,775,000		Province of Ontario Canada, 1.6%, 9/21/16	$2,785,628
		TOTAL FOREIGN GOVERNMENT BOND
		(Cost $2,795,069)	$2,785,628

		MUNICIPAL BONDS - 0.1% (g)
		Higher Municipal Education - 0.0%+
675,000		President and Fellows of Harvard College, 6.3%, 10/1/37	$683,855

		Municipal Student Loan - 0.1%
777,717	1.22	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	$782,445

		TOTAL MUNICIPAL BONDS
		(Cost $1,465,272)	$1,466,300

		SENIOR FLOATING RATE LOAN INTERESTS - 6.8%**
		Energy - 0.3%
		Oil & Gas Drilling - 0.0%+
704,021	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$280,435
864,063	3.75	Paragon Offshore Finance, Term Loan, 7/16/21	252,738
			$533,173
		Oil & Gas Equipment & Services - 0.1%
1,428,250	3.75	77 Energy, Tranche B Loan (First Lien), 6/17/21	$1,048,574
1,981,206	3.88	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	1,357,126
492,500	5.25	McDermott International, Inc., Tranche B Loan (First Lien), 4/11/19	480,188
			$2,885,888
		Integrated Oil & Gas - 0.1%
6,993	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$6,976
2,695,000	4.00	Seadrill Operating LP, Initial Term Loan, 2/14/21	1,115,056
961,056	5.00	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22	913,003
			$2,035,035
		Oil & Gas Exploration & Production - 0.1%
994,987	4.75	Penn Products Terminals LLC, Tranche B Term Loan, 4/1/22	$940,263
		Oil & Gas Refining & Marketing - 0.0%+
443,216	4.25	Western Refining, Inc., Term Loan 2013, 11/12/20	$429,366
		Total Energy	$6,823,725
		Materials - 0.4%
		Commodity Chemicals - 0.1%
1,731,572	4.52	AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21	$1,729,768
380,481	4.50	Tronox Pigments Holland BV, New Term Loan, 3/19/20	339,341
			$2,069,109
		Diversified Chemicals - 0.0%+
497,500	3.75	The Chemours Co., Tranche B Term Loan, 5/12/22	$457,700
		Specialty Chemicals - 0.1%
250,000	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$959,648
966,030	3.50	Chemtura Corp., New Term Loan, 8/29/16	71,369
71,429	3.75	Polyone Corp., Initial Loan, 11/6/22	249,688
921,500	4.00	PQ Corp., 2014 Term Loan, 8/7/17	915,741
287,108	2.75	WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21	285,314
797,813	2.75	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	792,826
			$3,274,586
		Metal & Glass Containers - 0.1%
997,500	4.00	Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19	$662,580
672,030	3.50	Owens Illinois, Inc., Term Loan B Facility, 8/14/22	996,253
			$1,658,833
		Paper Packaging - 0.0%+
139,354	4.25	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	$135,521
		Aluminum - 0.1%
1,408,664	4.00	Novelis, Inc., Initial Term Loan, 5/28/22	$1,348,356
		Diversified Metals & Mining - 0.0%+
1,101,751	4.25	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$827,078
		Steel - 0.0%+
317,934	4.75	JMC Steel Group, Inc., Term Loan, 4/1/17	$308,794
145,074	4.50	TMS International Corp., Term B Loan, 10/2/20	109,531
			$418,325
		Total Materials	$10,189,508
		Capital Goods - 0.6%
		Aerospace & Defense - 0.3%
1,861,019	4.75	DigitalGlobe, Inc., Term Loan, 1/25/20	$1,830,476
143,055	6.25	DynCorp International, Inc., Term Loan, 7/7/16	137,691
1,250,000	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	1,247,656
1,277,345	3.75	TransDigm, Inc., Tranche C Term Loan, 2/28/20	1,250,557
2,355,167	3.25	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	2,266,848
			$6,733,228
		Building Products - 0.1%
1,069,994	3.50	Armstrong World Industries, Inc., Term Loan B, 3/15/20	$1,064,644
852,173	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20	844,983
793,988	4.25	Unifrax Corp., New Term B Loan, 12/31/19	766,199
			$2,675,826
		Electrical Components & Equipment - 0.1%
1,056,557	3.00	Southwire Co., Term Loan, 1/31/21	$1,035,426
823,309	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17	792,435
			$1,827,861
		Industrial Conglomerates - 0.0%+
157,670	5.00	Kloeckner Pentaplast of America, Inc., Initial U.S. Borrower Dollar Term Loan, 4/22/20	$156,717
67,380	5.00	KP Germany Erste GmbH, Initial German Borrower Dollar Term Loan, 4/22/20	66,973
452,994	4.50	Milacron LLC, Term Loan, 9/28/20	449,314
			$673,004
		Construction & Farm Machinery & Heavy Trucks - 0.0%+
305,687	4.50	Terex Corp., U.S., Term Loan, 12/15/22	$301,675
56,738	3.25	Manitowoc Co. Inc. (The), Term B Loan, 12/18/20	54,502
305,687	3.50	Terex Corp., U.S. Term Loan, 8/13/21	302,057
			$658,234
		Industrial Machinery - 0.1%
748,125	0.00	NN, Inc., Initial Term Loan, 10/2/22 (f)	$740,644
232,752	4.25	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	210,350
576,725	6.25	Xerium Technologies, Inc., Initial Term Loan, 5/17/19	575,644
			$1,526,638
		Trading Companies & Distributors - 0.0%+
698,250	4.00	Beacon Roofing Supply, Inc., Initial Term Loan, 9/25/22	$696,796
318,295	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	317,499
			$1,014,295
		Total Capital Goods	$15,109,086
		Commercial Services & Supplies - 0.2%
		Environmental & Facilities Services - 0.1%
148,875	4.25	Waste Industries USA, Inc., Initial Term Loan, 2/20/20	$148,410
2,844,828	5.00	Wheelabrator, Term B Loan, 10/15/21	2,556,789
126,437	5.00	Wheelabrator, Term C Loan, 10/15/21	113,635
			$2,818,834
		Diversified Support Services - 0.0%+
797,343	6.50	Language Line LLC, Initial Term Loan (First Lien), 7/2/21	$794,685
		Security & Alarm Services - 0.1%
508,434	4.25	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21	$494,664
316,125	4.00	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	302,986
1,235,760	4.00	Garda World Security Corp., Term B Loan, 11/1/20	1,184,399
90,966	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	88,464
			$2,070,513
		Human Resource & Employment Services - 0.0%+
680,300	3.75	On Assignment, Inc., Initial Term B Loan, 6/5/22	$678,033
		Total Commercial Services & Supplies	$6,362,065
		Transportation - 0.2%
		Air Freight & Logistics - 0.0%+
996,288	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$987,986
196,000	5.25	Syncreon Group BV, Term Loan, 9/26/20	160,393
			$1,148,379
		Airlines - 0.2%
2,505,375	3.25	American Airlines, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19	$2,476,295
495,000	3.50	American Airlines, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16	490,978
299,250	3.25	Delta Air Lines, Inc., Term Loan, 8/24/22	299,344
727,500	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	726,364
243,125	3.25	United Airlines, Inc., Class B Term Loan, 4/1/19	241,909
			$4,234,890
		Marine - 0.0%+
1,405,726	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	$1,377,611
		Total Transportation	$6,760,880
		Automobiles & Components - 0.4%
		Auto Parts & Equipment - 0.3%
746,222	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$762,414
765,421	6.00	BBB Industries US, Initial Term Loan, 10/15/21	986,595
992,500	4.00	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21	339,041
343,477	4.75	Key Safety Systems, Inc., Initial Term Loan, 7/28/21	727,100
1,238,769	4.50	MPG Holdco I, Inc., Initial Term Loan, 10/20/21	1,212,887
569,950	4.25	Schaeffler AG, Facility B-USD, 5/15/20	571,660
809,253	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	793,068
1,184,750	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	1,137,360
			$6,530,125
		Tires & Rubber - 0.0%+
400,000	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$400,830
		Automobile Manufacturers - 0.1%
370,155	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$369,498
2,849,250	3.25	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	2,828,237
493,750	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20	483,875
			$3,681,610
		Personal Products - 0.0%+
291,667	3.50	Visteon Corp., Tranche B Loan (First Lien), 4/8/21	$289,707
		Total Automobiles & Components	$10,902,272
		Consumer Durables & Apparel - 0.0%+
		Home Furnishings - 0.0%+
61,596	3.50	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$61,587
		Apparel, Accessories & Luxury Goods - 0.0%+
496,250	3.25	Hanesbrands, Inc., New Term B Loan, 4/15/22	$498,731
779,512	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	784,109
			$1,282,840
		Total Consumer Durables & Apparel	$1,344,427
		Consumer Services - 0.3%
		Casinos & Gaming - 0.1%
1,212,500	3.50	MGM Resorts International, Term B Loan, 12/20/19	$1,199,239
75,562	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	75,450
1,980,000	6.00	Scientific Games, Initial Term B-2, 10/1/21	1,814,175
			$3,088,864
		Hotels, Resorts & Cruise Lines - 0.1%
487,842	3.50	Four Seasons Holdings Inc., Term Loan, 6/27/20	$481,744
1,322,321	3.50	Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20	1,321,164
585,000	3.50	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	574,762
			$2,377,670
		Leisure Facilities - 0.0%+
96,885	3.25	Cedar Fair LP, U.S. Term Facility, 3/6/20	$97,218
1,144,250	3.50	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	1,142,343
			$1,239,561
		Restaurants - 0.1%
468,197	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$466,002
353,256	4.00	Landry's, Inc., B Term Loan, 4/24/18	351,986
154,400	4.75	NPC International, Inc., Term Loan, 12/28/18	152,920
828,361	4.25	PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19	791,085
			$1,761,993
		Education Services - 0.0%+
590,737	4.00	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$590,682
594,000	4.50	Bright Horizons Family Solutions, Inc., Term B-1 Loan, 1/30/20	594,182
			$1,184,864
		Specialized Consumer Services - 0.0%+
382,826	4.00	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	$281,856
		Total Consumer Services	$9,934,808
		Media - 0.9%
		Broadcasting - 0.4%
1,000,000	3.00	CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$1,510,399
521,038	5.00	CSC Holdings LLC, (fka CSC Holdings Inc. (Cablevision))Term B Loan, 9/25/22	999,911
1,439,919	2.73	CSC Holdings LLC, Term B Loan, 4/17/20	992,826
1,527,584	4.00	Entercom Radio llc, Term B-2 Loan, 11/23/18	317,731
994,898	3.75	Gray Television, Inc., Term Loan (First Lien), 6/10/21	992,595
319,328	3.25	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	478,132
1,002,368	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	1,305,425
492,443	3.50	Sinclair Television Group, Incremental Loan, 7/30/21	988,366
1,321,391	3.50	The E.W. Scripps Co., Term Loan, 11/26/20	518,758
995,000	3.98	Tribune Media Co., (fka Tribune Co.) Term B Loan, 12/27/20	1,427,320
656,225	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	643,784
			$10,175,247
		Cable & Satellite - 0.3%
1,000,000	3.50	CCO Safari III LLC, Term I Loan, 1/23/23	$999,250
1,103,271	3.50	Cequel Communications LLC, Term Loan, 2/14/19	1,088,101
1,291,875	3.00	Charter Communications Operating LLC, Term F Loan, 1/1/21	1,269,536
521,732	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	494,863
1,375,500	2.90	Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18	1,354,294
653,702	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	645,531
218,099	4.50	WideOpenWest Finance LLC, Replacement Term B Loan, 4/1/19	210,684
1,136,553	3.50	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	1,105,920
1,072,383	3.50	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	1,043,479
691,064	3.50	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	672,438
			$8,884,096
		Movies & Entertainment - 0.2%
1,442,892	4.00	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$1,446,500
877,358	3.25	Kasima LLC, Term Loan, 5/17/21	872,241
760,495	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	759,862
1,010,639	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	960,107
1,075,250	3.75	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	1,022,025
			$5,060,735
		Publishing - 0.0%+
747,000	0.00	Quincy Newspapers, Inc., Term Loan B, 10/19/22 (f)	$737,662
		Total Media	$24,857,740
		Retailing - 0.3%
		Computer & Electronics Retail - 0.1%
1,719,375	3.75	Rent-A-Center, Inc., Term Loan (2014), 2/6/21	$1,616,212
		Home Improvement Retail - 0.0%+
1,215,625	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$1,162,948
		Specialty Stores - 0.1%
1,000,000	3.75	Michaels Stores, Inc., Term B Loan, 1/28/20	$965,981
975,000	3.50	Staples, Inc., Initial Loan, 4/24/21	990,688
			$1,956,669
		Automotive Retail - 0.1%
1,266,568	3.00	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19	$1,264,977
377,070	5.75	CWGS Group LLC, Term Loan, 2/20/20	374,713
729,375	3.75	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	728,615
			$2,368,305
		Total Retailing	$7,104,134
		Food & Staples Retailing - 0.1%
		Food Distributors - 0.0%+
183,563	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$183,517
		Food Retail - 0.1%
1,492,198	5.50	Albertsons LLC, Term B-2 Loan, 3/21/19	$1,486,705
500,000	5.50	Albertsons LLC, Term B-5 Loan, 12/21/22	497,240
			$1,983,945
		Total Food & Staples Retailing	$2,167,462
		Food, Beverage & Tobacco - 0.2%
		Agricultural Products - 0.1%
1,562,175	3.25	Darling International, Inc., Term B USD Loan, 12/19/20	$1,530,932
		Packaged Foods & Meats - 0.1%
625,000	3.75	B&G Foods, Inc., Tranche B Term Loan, 10/5/22	$625,781
	4.00	JBS USA LLC, 2015 Incremental Term Loan, 9/18/22	739,444
874,626	3.75	JBS USA LLC, Initial Term Loan, 5/25/18	871,620
2,158,833	3.00	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	2,128,069
235,423	3.75	Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21	235,324
			$4,600,238
		Total Food, Beverage & Tobacco	$6,131,170
		Household & Personal Products - 0.1%
		Household Products - 0.0%+
164,587	3.50	Spectrum Brands, Inc., USD Term Loan, 6/16/22	$164,234
		Personal Products - 0.1%
384,485	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	$376,435
360,891	4.00	Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19	359,877
958,583	3.25	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	957,834
			$1,694,146
		Total Household & Personal Products	$1,858,380
		Health Care Equipment & Services - 0.6%
		Health Care Equipment - 0.1%
1,476,292	4.50	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	$1,423,392
		Health Care Supplies - 0.0%+
997,500	4.25	Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22	$972,562
		Health Care Services - 0.2%
548,191	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	$502,280
328,915	6.50	BioScrip, Inc., Term Loan, 7/31/20	301,368
593,611	4.00	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	584,707
469,097	3.50	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	467,688
1,236,146	4.25	Envision Healthcare Corp., Initial Term Loan, 5/25/18	1,232,283
1,466,250	2.42	Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19	1,460,752
66,145	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	65,264
496,212	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	483,600
907,938	4.25	Pharmaceutical Product Development, 1st Lien Term Loan B 8/6/22	884,558
337,822	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	324,309
			$6,306,809
		Health Care Facilities - 0.2%
25,038	3.36	CHS, Incremental 2019 Term G Loan, 12/31/19	$24,448
46,070	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	45,336
1,989,822	3.17	HCA, Inc., Tranche B-5 Term Loan, 3/31/17	1,989,685
482,544	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	474,582
1,094,444	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	1,056,139
486,356	6.00	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	480,682
227,883	5.00	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	227,171
977,500	6.75	Steward Health Care System LLC, Term Loan, 4/10/20	953,062
			$5,251,105
		Health Care Technology - 0.1%
835,800	4.25	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$824,134
1,587,613	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,561,814
			$2,385,948
		Total Health Care Equipment & Services	$16,339,816
		Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
		Biotechnology - 0.0%+
1,114,087	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19	$1,110,606
		Pharmaceuticals - 0.3%
1,250,000	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	$1,193,750
696,301	3.75	Endo Luxembourg Finance Co., S.a. r.l., 2015 Incremental Term B Loan, 6/24/22	688,323
515,813	3.42	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	511,686
300,425	4.25	JLL, Initial Dollar Term Loan, 1/23/21	290,286
957,938	3.25	Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21	931,594
735,633	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21	732,567
616,049	3.25	RPI Finance Trust, Term B-3 Term Loan, 11/9/18	615,048
1,001,953	3.50	RPI Finance Trust, Term B-4 Term Loan, 11/9/20	998,404
511,676	3.75	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	493,928
213,198	3.50	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 2/13/19	205,851
1,313,724	3.75	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	1,263,639
			$7,925,076
		Total Pharmaceuticals, Biotechnology & Life Sciences	$9,035,682
		Banks - 0.0%+
		Thrifts & Mortgage Finance - 0.0%+
430,775	5.50	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$430,910
		Total Banks	$430,910
		Diversified Financials - 0.3%
		Other Diversified Financial Services - 0.2%
337,220	3.50	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	$336,166
1,295,000	3.50	Delos Finance SARL, Tranche B Term Loan, 2/27/21	1,291,924
2,051,578	3.50	Fly Funding II Sarl, Term Loan, 8/9/18	2,036,511
487,500	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	455,812
			$4,120,413
		Specialized Finance - 0.1%
2,375,000	4.25	Avago Technologies, Term Loan B, 11/13/22	$2,349,602
			$2,349,602
		Total Diversified Financials	$6,470,015
		Insurance - 0.1%
		Insurance Brokers - 0.1%
1,076,887	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$1,040,879
		Life & Health Insurance - 0.0%+
651,389	6.75	Integro Parent, Inc., Initial Term Loan (First Lien), 10/9/22	$636,733
98,611	6.75	Integro Parent, Inc., Delayed Draw Term Loan (First Lien), 10/9/22	96,392
			$733,125
		Multi-line Insurance - 0.0%+
72,125	4.50	Alliant Holdings I LLC, Initial Term Loan, 7/28/22	$70,750
		Property & Casualty Insurance - 0.0%+
488,598	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$482,491
		Total Insurance	$2,327,245
		Real Estate - 0.2%
		Mortgage REIT - 0.1%
1,569,900	3.50	Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20	$1,541,446
		Retail REIT - 0.1%
1,697,682	4.25	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21	$1,659,484
		Specialized REIT - 0.0%+
398,000	5.00	Communications Sales & Leasing, Inc., (CSL Capital, LLC)Term Loan, 10/16/22	$370,389
977,450	3.25	The GEO Group, Inc., Term Loan, 4/3/20	974,395
			$1,344,784
		Real Estate Services - 0.0%+
977,226	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20	$855,073
		Total Real Estate	$5,400,787
		Software & Services - 0.1%
		IT Consulting & Other Services - 0.0%+
325,000	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	$308,100
395,000	3.75	NXP B.V. (NXP Funding LLC) Tranche B Loan, 10/30/20	323,984
225,975	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	218,066
			$850,150
		Application Software - 0.0%+
463,550	4.50	Epiq Systems, Inc., Term Loan, 8/27/20	$451,961
10,555	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	10,502
325,732	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	324,836
			$787,299
		Home Entertainment Software - 0.1%
1,411,209	3.25	Activision Blizzard, Inc., Term Loan, 7/26/20	$1,412,091
204,716	5.25	Micro Focus International, Term Loan B, 10/7/21	202,873
			$1,614,964
		Total Software & Services	$3,252,413
		Technology Hardware & Equipment - 0.3%
		Communications Equipment - 0.1%
119,741	3.31	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	$119,442
1,995,000	3.83	CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22	1,985,336
			$2,104,778
		Electronic Equipment Manufacturers - 0.0%+
925,000	4.75	Zebra Technologies, Term Loan B, 9/30/21	$927,240
		Electronic Components - 0.1%
1,585,297	3.25	Belden Finance 2013 LP, Initial Term Loan, 9/9/20	$1,576,379
976,500	6.25	FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20	976,500
			$2,552,879
		Technology Distributors - 0.1%
286,518	3.25	CDW LLC, Term Loan, 4/25/20	$1,121,722
1,147,052	5.00	Deltek, Inc., Term Loan (First Lien), 12/31/22	284,608
			$1,406,330
		Total Technology Hardware & Equipment	$6,991,227
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductor Equipment - 0.1%
1,919,805	2.86	Sensata Technologies B.V. (Sensata Technologies Finance Co.,, LLC) Sixth Amendment Term Loan, 10/14/21	$1,889,088
		Semiconductors - 0.0%+
1,112,822	3.75	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$1,112,126
116,543	3.25	Microsemi Corp., Term Loan (First Lien), 3/14/21	116,398
150,000	5.25	Microsemi Corp.,Term Loan (2014), 12/17/22	147,675
			$1,376,199
		Total Semiconductors & Semiconductor Equipment	$3,265,287
		Telecommunication Services - 0.4%
		Integrated Telecommunication Services - 0.2%
1,000,000	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$1,183,691
1,484,673	4.00	GCI Holdings, Inc., New Term B Loan, 2/2/22	656,278
1,221,875	0.00	Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22 (f)	985,208
655,050	3.50	Virgin Media Investment Holdings, Ltd., Facility, 6/30/23	1,455,599
1,004,821	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	989,748
701,619	3.50	Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19	681,155
			$5,951,679
		Wireless Telecommunication Services - 0.2%
350,000	3.00	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21	$2,149,690
2,163,210	4.50	Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20	256,522
265,396	4.50	Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20	221,927
591,000	3.25	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21	579,642
229,604	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	539,902
727,141	3.50	T-Mobile USA, Inc., Senior Lien Term Loan, 11/3/22	350,388
			$4,098,071
		Total Telecommunication Services	$10,049,750
		Utilities - 0.4%
		Electric Utilities - 0.2%
2,537,415	4.75	Atlantic Power LP, Term Loan, 2/20/21	$2,527,899
1,170,000	3.00	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	1,110,525
1,285,963	5.25	Terra-Gen Finance Company, Term Loan, 11/26/21	1,240,955
			$4,879,379
		Independent Power Producers & Energy Traders - 0.2%
288,550	3.50	Calpine Corp.,Term Loan, 5/28/22	$274,934
550,000	0.00	Calpine Corp., Term Loan B6, 1/15/23 (f)	528,917
750,479	4.00	Calpine Corp., Term Loan, 9/27/19	735,626
450,000	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	436,219
1,655,996	2.75	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,617,184
1,452,400	3.75	NSG Holdings LLC, New Term Loan, 12/11/19	1,430,614
			$5,023,494
		Total Utilities	$9,902,873
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $190,073,554)	$183,011,662

		TEMPORARY CASH INVESTMENTS - 1.8%
		Repurchase Agreements - 1.1%
10,160,000		$10,160,000 Bank of Nova Scotia, 0.33%, dated 12/31/15 plus accrued interest on 1/4/16
		collateralized by the following:
		$1,157,030 Federal Home Loan Mortgage Corp, 2.886%, 6/1/44
		$4,018,179 Federal National Mortgage Association (ARM), 2.702%, 3/1/45
		$3,451,083 Federal National Mortgage Association, 3.0-4.5%, 4/1/26-10/1/45
		$1,737,289 Government National Mortgage Association, 4.0%, 5/15/45-10/20/45	10,160,000

10,160,000		$10,160,000 RBC Capital Markets LLC, 0.30%, dated 12/31/15 plus accrued interest on 1/4/16
		collateralized by the following:
		$1,596,457 Freddie Mac Giant, 3.5%, 12/1/45
		$18,367 Federal Home Loan Mortgage Corp., 2.68%, 5/1/36
		$5,203,077 Federal National Mortgage Association (ARM), 1.988-3.218%, 4/1/36-11/1/43
		$3,545,299 Federal National Mortgage Association, 3.5%, 6/1/45-12/1/45	10,160,000

10,160,000		$10,160,000 TD Securities USA LLC, 0.31%, dated 12/31/15 plus accrued interest on 1/4/16
		collateralized by the following:
		$10,310,450 Federal National Mortgage Association, 3.5%, 11/1/45
		$52,750 Freddie Mac Giant, 4.0%, 7/1/45	10,160,000
			$30,480,000
		Commercial Paper - 0.7%
2,650,000	0.39	Mizuho Bank, Ltd. New York, Commercial Paper Floating Rate Note, 2/5/16	$2,650,000
2,700,000		Nissan Motor Acceptance Discount, Commercial Paper, 1/19/16 (c)	2,699,340
8,575,000	0.64	Skandinaviska Enskilda Banken AB New York NY, Commercial Paper, Floating Rate Note, 1/4/16	8,575,000
350,000		Skandinaviska Enskilda Banken, Commercial Paper, 3/10/16 (c)	349,726
1,715,000	0.67	Sumitomo Mitsui Banking Corp. New York, Commercial Paper, Floating Rate Note, 5/2/17	1,714,077
2,500,000	0.54	Svenska Handelsbanken New York NY, Commercial Paper Floating Rate Note, 8/17/16	2,499,430
			$18,487,573

		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $48,966,946)	$48,967,573

		TOTAL INVESTMENT IN SECURITIES - 99.9%
		(Cost $2,696,620,439) (a)	$2,683,988,845

		OTHER ASSETS & LIABILITIES - 0.1%	$3,767,141

		TOTAL NET ASSETS - 100.0%	$2,687,755,986

+		Amount rounds to less than 0.1% or (0.1)%.

(Step)		Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

(Cat Bond)		Catastrophe or event linked bond. At December 31, 2015 the value of these securities amounted to $133,069,752 or 5.0% of total
		net assets. See Notes to Financial Statements - 1H.

REMICS		Real Estate Mortgage Investment Conduits.

(PIK)		Represends a pay in kind security.

REIT		Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2015, the value of these securities amounted to $1,061,618,286 or 39.5% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At December 31, 2015, the net unrealized depreciation on investments based on
		cost for federal income tax purposes of $2,696,620,439 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$6,402,562

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(19,034,156)

		Net unrealized depreciation	$(12,631,594)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Security is in default.

(e)		Structured reinsurance investment. At December 31, 2015, the value of these securities amounted to $26,524,591 or 1.0% of total
		net assets. See Notes To Financial Statements - Note 1H.

(f)		Rate to be determined.

(g)		Consists of revenue bonds unless otherwise indicated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of December 31, 2015, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Asset Backed Securities	$-	$746,266,116	-	$746,266,116
	Collateralized Mortgage Obligations	-	781,547,257	-	781,547,257
	Corporate Bonds
	Insurance
	Reinsurance	-	133,069,752	26,524,591	159,594,343
	All Other Coporate Bonds	-	646,096,623	-	646,096,623
	U.S. Government Agency Obligations	-	114,253,343	-	114,253,343
	Foreign Government Bond	-	2,785,628	-	2,785,628
	Municipal Bonds	-	1,466,300	-	1,466,300
	Senior Floating Rate Loan Interests	-	183,011,662	-	183,011,662
	Repurchase Agreements	-	30,480,000	-	30,480,000
	Commercial Paper	-	18,487,573	-	18,487,573
	Total	$-	2,657,464,254	26,524,591	$2,683,988,845

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Preferred Stocks	Corporate Bonds	Total
	Balance as of 3/31/15	$2,507,460	$21,186,317	23,693,777
	Realized gain (loss)	-	-	-
	Change in unrealized appreciation (depreciation)1	-	(4,768)	(4,768)
	Purchases	-	11,867,353	11,867,353
	Sales	-	(9,031,771)	(9,031,771)
	Transfers in to Level 3*	-	-	-
	Transfers out of Level 3*	-	-	-
	Transfers in and out of Level 3 categories	(2,507,460)	2,507,460	-
	Balance as of 12/31/15	$-	$26,524,591	26,524,591

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2015, there were
	no transters between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 12/31/15	$(115,986)

			Pioneer Dynamic Credit Fund
			Schedule of Investments 12/31/15 (unaudited)

	Principal Amount ($)	Floating Rate (b)					Value
			CONVERTIBLE CORPORATE BONDS - 1.4%
			Materials - 0.0%†
			Diversified Metals & Mining - 0.0% †
	122,892		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)				$71,277
			Steel - 0.0% †
EURO	73,160		New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK) (d)				$11,915
			Total Materials				$83,192
			Capital Goods - 0.7%
			Electrical Components & Equipment - 0.7%
	3,000,000		SolarCity Corp., 1.625%, 11/1/19				$2,422,500
			Total Capital Goods				$2,422,500
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Biotechnology - 0.1%
	593,000		PDL BioPharma, Inc., 4.0%, 2/1/18				$474,771
			Total Pharmaceuticals, Biotechnology & Life Sciences				$474,771
			Semiconductors & Semiconductor Equipment - 0.6%
			Semiconductor Equipment - 0.2%
	2,000,000		SunEdison, Inc., 2.625%, 6/1/23 (144A)				$728,750
			Semiconductors - 0.4%
	1,455,000		JinkoSolar Holding Co, Ltd., 4.0%, 2/1/19 (144A)				$1,294,950
			Total Semiconductors & Semiconductor Equipment				$2,023,700
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $5,913,187)				$5,004,163

			PREFERRED STOCKS - 1.3%
			Banks - 0.4%
			Diversified Banks - 0.4%
	50,173	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)				$1,405,346
			Total Banks				$1,405,346
			Diversified Financials - 0.7%
			Consumer Finance - 0.2%
	27,750	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40				$703,740
			Investment Banking & Brokerage - 0.5%
	66,707	6.38	Morgan Stanley, Floating Rate Note (Perpetual)				$1,770,404
			Total Diversified Financials				$2,474,144
			Insurance - 0.0%†
			Reinsurance - 0.0%†
	2,500		Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) * (g)				$6,250
			Total Insurance				$6,250
			Real Estate - 0.2%
			Diversified REIT - 0.2%
	400		Firstar Realty LLC, 8.875% (Perpetual) (144A)				$493,875
			Total Real Estate				$493,875
			Telecommunication Services - 0.0%†
			Integrated Telecommunication Services - 0.0%†
	4,400		Qwest Corp., 7.375%, 6/1/51				$111,892
			Total Telecommunication Services				$111,892
			TOTAL PREFERRED STOCKS
			(Cost $4,293,574)				$4,491,507

			CONVERTIBLE PREFERRED STOCKS - 0.7%
			Consumer Durables & Apparel - 0.3%
			Home Furnishings - 0.3%
	13,100		Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK) (e)				$1,156,819
			Total Consumer Durables & Apparel				$1,156,819
			Banks - 0.4%
			Diversified Banks - 0.4%
	1,050		Wells Fargo & Co., 7.5% (Perpetual)				$1,221,134
			Total Banks				$1,221,134
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $2,270,227)				$2,377,953
	Shares
			COMMON STOCKS - 0.0%†
			Energy - 0.0%†
			Oil & Gas Exploration & Production - 0.0%†
	14,179		SandRidge Energy, Inc. *				$2,836
			Total Energy				$2,836
			Capital Goods - 0.0%†
			Industrial Machinery - 0.0%†
	3,071		Liberty Tire Recycling LLC (d)				$31
			Total Capital Goods				$31
			Commercial Services & Supplies - 0.0%†
			Diversified Support Services - 0.0%†
	4		IAP Worldwide Services, Inc.				$5,393
			Total Commercial Services & Supplies				$5,393
			Insurance - 0.0%†
			Life & Health Insurance - 0.0%†
	34,794		TopCo. Ltd. (d)				$8,204
			Total Insurance				$8,204
			TOTAL COMMON STOCKS
			(Cost $63,174)				$16,464
	Principal Amount ($)
			ASSET BACKED SECURITIES - 3.3%
			Consumer Services - 0.1%
			Hotels, Resorts & Cruise Lines - 0.1%
	529,487		Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)				$525,728
			Total Consumer Services				$525,728
			Banks - 2.5%
			Thrifts & Mortgage Finance - 2.5%
	499,993		Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)				$498,039
	236,763		Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A) (e)				237,709
	697,437	3.72	Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)				694,703
	77,833		Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)				77,202
	241,940	7.78	GE Mortgage Services LLC, Floating Rate Note, 3/25/27				157,096
	632,469		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)				624,563
	750,000		Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)				731,261
	512,777	1.92	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35				458,916
	329,898	2.22	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35				281,616
	750,000		Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19				751,025
	710,500		Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)				708,165
	600,000	4.90	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)				587,250
	500,000		Progreso Receivables Funding II LLC, 6.0%, 7/8/19 (144A)				502,840
	225,802		RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)				223,870
	136,562	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)				136,890
	1,200,000	3.58	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)				1,153,627
	999,619		VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)				964,343
							$8,789,115
			Total Banks				$8,789,115
			Diversified Financials - 0.7%
			Other Diversified Financial Services - 0.1%
	249,972		AXIS Equipment Finance Receivables II LLC, 6.41%, 10/22/18 (144A)				$253,207
	122,011		Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)				129,586
							$382,793
			Asset Management & Custody Banks - 0.6%
	1,000,000		RMAT 2015-1 LLC, 5.0%, 7/27/20 (Step) (144A)				$977,289
	1,000,000		VOLT XXXVII LLC, 4.375%, 7/25/45 (Step) (144A)				965,557
							$1,942,846
			Total Diversified Financials				$2,325,639
			TOTAL ASSET BACKED SECURITIES
			(Cost $11,882,654)				$11,640,482

			COLLATERALIZED MORTGAGE OBLIGATIONS - 15.5%
			Materials - 0.0%†
			Forest Products - 0.0%†
	180,000		TimberStar Trust I, 7.5296%, 10/15/36 (144A)				$182,578
			Total Materials				$182,578
			Banks - 15.0%
			Thrifts & Mortgage Finance - 15.0%
	350,000		A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)				$347,716
	139,000		A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)				138,052
	1,400,000	3.64	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)				1,388,429
	1,250,000	5.97	Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51				1,248,165
	151,876	2.27	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33				141,520
	100,000	5.21	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41				99,874
	1,600,000	5.18	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42				1,597,433
	2,000,000	5.72	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40				1,996,090
	500,000	2.91	Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)				486,374
	2,500,000	5.47	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44				2,496,674
	1,000,000	4.93	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)				996,451
	41,000	5.83	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33				42,053
	300,000	5.81	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49				301,503
	1,000,000	3.21	Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)				640,933
	47,372		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34				50,122
	715,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46				684,763
	220,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46				201,152
	1,200,000	5.57	COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)				1,210,865
	1,000,000	5.80	COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)				916,446
	100,000	5.02	COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/17/45 (144A)				95,235
	1,000,000	3.81	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)				926,080
	1,600,000	6.25	Commercial Mortgage Trust 2007-GG11, Floating Rate Note, 12/10/49				1,622,215
	355,403	5.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33				229,015
	1,150,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38				1,146,542
	2,050,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38				1,941,042
	1,100,000	5.03	CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)				1,100,270
	113,538	5.64	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/12/44 (144A)				123,068
	530,000	3.73	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)				525,072
	277,838	5.03	EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)				276,060
	820,000	3.38	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)				762,185
	325,358		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				222,760
	155,767		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				113,321
	604,448		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32				577,745
	123,262		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32				93,327
	570,000	5.00	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53				539,260
	890,000	4.94	GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39				856,220
	1,000,000		GS Mortgage Securities Trust 14-NEW, 3.79%, 1/10/31 (144A)				961,387
	705,000	4.23	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)				700,347
	132,145		Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)				130,030
	1,400,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45				1,343,263
	1,400,000	5.91	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45				1,291,682
	1,725,000	6.01	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51				1,741,377
	1,850,000	6.56	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)				1,851,536
	1,100,000	3.70	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)				1,099,844
	734,608	4.77	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)				719,916
	1,200,000	5.35	LB-UBS Commercial Mortgage Trust 2005-C7, Floating Rate Note, 11/15/40				1,240,681
	208,057		Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36				165,228
	1,400,000	5.48	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46				1,397,696
	2,000,000		ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49				1,982,181
	1,800,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49				1,776,057
	1,500,000	5.42	NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)				1,515,000
	1,000,000		ORES 2014-LV3 LLC, 6.0%, 3/27/24				995,916
	1,171,000	4.93	PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)				1,168,556
	77,348		RCMC LLC, 5.62346%, 12/17/18 (144A)				78,196
	1,191,570	1.59	RESI Finance LP 2003-D, Floating Rate Note, 12/10/35 (144A)				1,013,358
	250,000	5.58	Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)				250,481
	117,771	1.90	Structured Asset Mortgage Investments Trust 2003-AR1, Floating Rate Note, 10/19/33				110,724
	421,927	5.59	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44				421,454
	304,000	5.66	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45				303,344
	1,500,000	5.63	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Floating Rate Note, 10/15/48				1,518,249
	1,813,000	6.14	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46				1,828,418
	1,500,000	3.83	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)				1,452,074
	50,000	5.43	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/17/44 (144A)				51,335
	200,000	4.49	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/17/48 (144A)				185,434
							$53,427,796
			Total Banks				$53,427,796
			Diversified Financials - 0.5%
			Other Diversified Financial Services - 0.5%
	1,300,000	5.33	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)				$1,297,660
	163,234		Monty Parent Issuer 1 LLC, 4.25%, 11/20/28 (144A)				163,187
	143,888		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A) (e)				143,618
							$1,604,465
			Total Diversified Financials				$1,604,465
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $55,778,371)				$55,214,839

			CORPORATE BONDS - 50.5%
			Energy - 6.6%
			Oil & Gas Drilling - 1.9%
	1,950,000		Ensco Plc, 5.75%, 10/1/44				$1,285,422
	2,393,000		Rowan Companies, Inc., 5.85%, 1/15/44				1,444,046
	4,090,000		Transocean, Inc., 5.55%, 12/15/16				3,967,302
							$6,696,770
			Oil & Gas Equipment & Services - 0.4%
	315,000		Key Energy Services, Inc., 6.75%, 3/1/21				$79,144
	2,000,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42				1,405,000
							$1,484,144
			Oil & Gas Exploration & Production - 0.2%
	650,000		Legacy Reserves LP, 6.625%, 12/1/21				$136,500
	665,000		Noble Energy, Inc., 5.875%, 6/1/22				632,614
	1,285,000		Swift Energy Co., 7.875%, 3/1/22				102,800
							$871,914
			Oil & Gas Storage & Transportation - 4.1%
	2,000,000		Boardwalk Pipelines LP, 4.95%, 12/15/24				$1,739,060
	373,000		Copano Energy LLC, 7.125%, 4/1/21				372,249
	1,140,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)				872,100
	2,125,000		Enbridge Energy Partners LP, 7.375%, 10/15/45				2,035,914
NOK	2,000,000	6.31	Golar LNG Partners LP, Floating Rate Note, 10/12/17				227,123
	1,100,000		Kinder Morgan, Inc. Delaware, 4.3%, 6/1/25				950,408
	750,000		Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34				591,030
	1,360,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				1,061,657
	1,450,000		ONEOK, Inc., 6.875%, 9/30/28				1,044,000
	2,125,000		Plains All American Pipeline LP, 4.65%, 10/15/25				1,855,021
	1,500,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21				1,380,000
	100,000		Sabine Pass LNG LP, 6.5%, 11/1/20				97,000
	1,000,000		The Williams Companies, Inc., 4.55%, 6/24/24				694,580
	2,625,000		The Williams Companies, Inc., 5.75%, 6/24/44				1,558,610
							$14,478,752
			Coal & Consumable Fuels - 0.0%†
	250,000		James River Coal Co., 7.875%, 4/1/19 (e)				$2,188
			Total Energy				$23,533,768
			Materials - 1.5%
			Commodity Chemicals - 0.1%
	565,000		Hexion, Inc., 8.875%, 2/1/18				$398,325
			Metal & Glass Containers - 0.4%
	738,280		Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)				$727,664
	200,000		Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)				197,750
	330,000		Reynolds Group Issuer, Inc., 9.875%, 8/15/19				332,475
							$1,257,889
			Diversified Metals & Mining - 0.5%
	1,700,000		FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)				$1,555,500
			Steel - 0.3%
	1,000,000		Commercial Metals Co., 4.875%, 5/15/23				$830,000
	200,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)				147,502
	200,000		Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)				192,244
EURO	29,032	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d)				4,098
EURO	38,709	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d)				8,826
							$1,182,670
			Paper Products - 0.2%
	1,110,000		Resolute Forest Products, Inc., 5.875%, 5/15/23				$807,525
			Total Materials				$5,201,909
			Capital Goods - 2.5%
			Building Products - 1.2%
	945,000		Building Materials Corp of America, 5.375%, 11/15/24 (144A)				$942,638
	1,000,000		Gibraltar Industries, Inc., 6.25%, 2/1/21				1,017,500
	1,375,000		Griffon Corp., 5.25%, 3/1/22				1,311,406
	1,000,000		Masco Corp., 4.45%, 4/1/25				980,000
							$4,251,544
			Construction & Engineering - 0.5%
	635,000		AECOM, 5.75%, 10/15/22				$654,050
	1,205,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)				1,205,000
	500,000		Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)				106,250
							$1,965,300
			Industrial Conglomerates - 0.2%
	450,000		Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)				$243,000
	400,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20 (144A)				383,744
							$626,744
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	350,000		Cummins, Inc., 5.65%, 3/1/98				$365,413
			Industrial Machinery - 0.3%
	750,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)				$723,750
	63,982		Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (d)				40,948
	168,000		Xerium Technologies, Inc., 8.875%, 6/15/18				164,661
							$929,359
			Trading Companies & Distributors - 0.2%
	600,000		Aircastle, Ltd., 6.25%, 12/1/19				$645,000
			Total Capital Goods				$8,783,360
			Commercial Services & Supplies - 1.0%
			Commercial Printing - 0.2%
	1,210,000		Cenveo Corp., 6.0%, 8/1/19 (144A)				$853,050
			Environmental & Facilities Services - 0.3%
	865,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)				$862,838
			Diversified Support Services - 0.5%
	930,000		Allegion US Holding Co, Inc., 5.75%, 10/1/21				$941,625
	805,000		Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)				833,175
							$1,774,800
			Total Commercial Services & Supplies				$3,490,688
			Transportation - 1.5%
			Airlines - 1.3%
	452,306		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)				$451,740
	500,000		Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)				500,625
	1,408,576		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 10/1/22				1,401,534
	7,919		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17				8,077
	540,000		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)				533,250
	98,075		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26				95,623
	1,350,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)				1,107,000
	361,848		US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27				364,561
	187,137		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21				187,137
							$4,649,547
			Marine - 0.1%
	600,000		Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)				$393,000
			Trucking - 0.1%
	325,000		Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)				$286,611
			Airport Services - 0.0%†
	145,600		Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)				$153,244
			Total Transportation				$5,482,402
			Automobiles & Components - 0.8%
			Auto Parts & Equipment - 0.1%
	400,000		International Automotive Components Group SA, 9.125%, 6/1/18 (144A)				$342,000
			Tires & Rubber - 0.7%
	2,500,000		The Goodyear Tire & Rubber Co., 5.125%, 11/15/23				$2,562,500
			Total Automobiles & Components				$2,904,500
			Consumer Durables & Apparel - 1.3%
			Homebuilding - 1.2%
	95,000		CalAtlantic Group, Inc., 5.375%, 10/1/22				$95,475
	1,000,000		CalAtlantic Group, Inc., 6.25%, 12/15/21				1,067,500
	765,000		DR Horton, Inc., 5.75%, 8/15/23				815,490
	500,000		KB Home, 7.0%, 12/15/21				493,125
	890,000		MDC Holdings, Inc., 5.5%, 1/15/24				898,900
	1,000,000		Taylor Morrison Communities, Inc., 5.875%, 4/15/23				987,500
							$4,357,990
			Household Appliances - 0.1%
	400,000		Arcelik AS, 5.0%, 4/3/23 (144A)				$364,650
			Total Consumer Durables & Apparel				$4,722,640
			Consumer Services - 0.6%
			Casinos & Gaming - 0.3%
	800,000		Scientific Games International, Inc., 10.0%, 12/1/22				$568,000
	750,000		Scientific Games International, Inc., 7.0%, 1/1/22 (144A)				716,250
							$1,284,250
			Specialized Consumer Services - 0.3%
	1,135,000		Sotheby's, 5.25%, 10/1/22 (144A)				$1,032,850
			Total Consumer Services				$2,317,100
			Media - 2.0%
			Broadcasting - 0.8%
	1,000,000		DIRECTV Holdings LLC, 5.15%, 3/15/42				$932,337
	1,120,000		Gannett Co., Inc., 6.375%, 10/15/23				1,181,600
	825,000		Quebecor Media, Inc., 5.75%, 1/15/23				831,188
							$2,945,125
			Cable & Satellite - 1.2%
	705,000		CCO Safari II LLC, 6.384%, 10/23/35 (144A)				$712,283
	1,060,000		CCOH Safari LLC, 5.75%, 2/15/26 (144A)				1,062,650
	250,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19				229,375
	830,000		Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)				813,400
	1,000,000		Virgin Media Secured Finance Plc, 5.25%, 1/15/26 (144A)				972,500
	450,000		Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)				464,625
							$4,254,833
			Publishing - 0.0%†
	100,000		Trader Corp., 9.875%, 8/15/18 (144A)				$104,000
			Total Media				$7,303,958
			Retailing - 0.9%
			Catalog Retail - 0.4%
	1,500,000		QVC, Inc., 4.45%, 2/15/25				$1,391,150
			Department Stores - 0.1%
	425,000		Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)				$365,500
			Automotive Retail - 0.4%
	1,325,000		CST Brands, Inc., 5.0%, 5/1/23				$1,311,750
			Total Retailing				$3,068,400
			Food & Staples Retailing - 0.3%
			Food Retail - 0.3%
	1,060,000		Darling Ingredients, Inc., 5.375%, 1/15/22				$1,044,100
			Total Food & Staples Retailing				$1,044,100
			Food, Beverage & Tobacco - 0.6%
			Agricultural Products - 0.2%
	800,000		Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)				$692,000
			Packaged Foods & Meats - 0.2%
	75,000		Agrokor dd, 8.875%, 2/1/20 (144A)				$79,688
	550,000		Post Holdings, Inc., 7.375%, 2/15/22				573,375
	200,000		Post Holdings, Inc., 7.75%, 3/15/24 (144A)				209,500
							$862,563
			Tobacco - 0.2%
	800,000		Alliance One International, Inc., 9.875%, 7/15/21				$588,000
			Total Food, Beverage & Tobacco				$2,142,563
			Health Care Equipment & Services - 2.3%
			Health Care Supplies - 0.0%†
	100,000		ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)				$100,916
	100,000		Immucor, Inc., 11.125%, 8/15/19				91,000
							$191,916
			Health Care Services - 0.4%
	1,360,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/24				$1,360,000
			Health Care Facilities - 1.1%
	1,075,000		CHS, Inc., 8.0%, 11/15/19				$1,083,062
	1,000,000		HCA, Inc., 5.375%, 2/1/25				987,500
	1,480,000		Tenet Healthcare Corp., 4.375%, 10/1/21				1,428,200
	265,000		Tenet Healthcare Corp., 4.5%, 4/1/21				258,375
							$3,757,137
			Managed Health Care - 0.8%
	820,000		Molina Healthcare, Inc., 5.375%, 11/15/22 (144A)				$820,000
	1,815,000		WellCare Health Plans, Inc., 5.75%, 11/15/20				1,869,450
							$2,689,450
			Health Care Technology - 0.0%†
	175,000		MedAssets, Inc., 8.0%, 11/15/18				$178,062
			Total Health Care Equipment & Services				$8,176,565
			Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
			Pharmaceuticals - 0.7%
	2,800,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)				$2,499,000
			Total Pharmaceuticals, Biotechnology & Life Sciences				$2,499,000
			Banks - 3.1%
			Diversified Banks - 2.5%
	800,000	6.38	Banco Santander SA, Floating Rate Note (Perpetual)				$760,000
	800,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49				843,000
	925,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49				927,312
	1,500,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)				1,473,750
	640,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)				626,240
	1,900,000	6.62	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)				1,867,700
	500,000		Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)				560,140
	425,000	4.00	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)				432,376
	1,400,000	8.00	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)				1,480,500
							$8,971,018
			Regional Banks - 0.1%
	250,000		HSBC Bank USA NA New York NY, 6.0%, 8/9/17				$265,936
			Thrifts & Mortgage Finance - 0.5%
	2,000,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)				$1,935,000
			Total Banks				$11,171,954
			Diversified Financials - 5.2%
			Other Diversified Financial Services - 1.8%
	1,665,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)				$1,768,458
	1,000,000		Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (Step) (144A) (c) (d)				699,864
	2,360,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49				2,572,400
	500,000		SUAM Finance BV, 4.875%, 4/17/24 (144A)				507,500
	1,030,000		Summit Midstream Holdings LLC, 7.5%, 7/1/21				875,500
	100,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A) (c) (d)				92,066
							$6,515,788
			Specialized Finance - 1.1%
	500,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)				$548,756
	1,375,000		Fly Leasing, Ltd., 6.375%, 10/15/21				1,368,125
	720,000		Nationstar Mortgage LLC, 6.5%, 6/1/22				622,800
	725,000		Nationstar Mortgage LLC, 6.5%, 7/1/21				641,625
	700,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)				700,000
							$3,881,306
			Consumer Finance - 0.8%
	1,000,000		Ally Financial, Inc., 4.625%, 3/30/25				$987,500
	1,000,000		Ally Financial, Inc., 4.625%, 5/19/22				1,005,000
	720,000		Ally Financial, Inc., 5.75%, 11/20/25				729,000
							$2,721,500
			Asset Management & Custody Banks - 1.2%
	915,000		Affiliated Managers Group, Inc., 4.25%, 2/15/24				$924,269
	300,000		Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)				306,295
	750,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)				886,184
	500,000		JBS Investment Management, Ltd., 7.25%, 4/3/24				453,750
	1,500,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)				1,563,834
							$4,134,332
			Investment Banking & Brokerage - 0.3%
	1,050,000		UBS AG, 7.625%, 8/17/22				$1,197,000
			Total Diversified Financials				$18,449,926
			Insurance - 9.6%
			Life & Health Insurance - 0.9%
	500,000		Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)				$510,000
	1,500,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42				1,559,250
GBP	202,103		TIG FINCO Plc, 8.75%, 4/2/20				262,081
GBP	35,665	8.50	TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)				53,896
	615,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53				605,775
							$2,991,002
			Reinsurance - 8.7%
	2,501,147		Altair Re, Variable Rate Notes, 6/30/16 (g)				$175,080
	695,760		Altair Re, Variable Rate Notes, 6/30/17 (g)				825,311
	500,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (g)				544,400
	250,000	3.52	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)				254,525
	500,000		Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16 (g)				583,250
	750,000	4.56	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)				747,975
	1,000,000	6.99	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)				1,022,700
	1,500,000		Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (g)				1,745,250
	250,000	4.47	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)				249,225
	350,000	4.29	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)				350,000
	400,000		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (g)				399,840
	250,000	9.23	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)				252,900
	1,050,525		Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (g)				1,150,010
	1,050,000		Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16 (g)				1,050,000
	1,000,000	7.41	Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)				1,007,000
	600,000	6.68	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)				576,840
	250,000	2.20	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)				248,200
	2,100,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (g)				2,390,010
	294,350		Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (g)				350,012
	250,000	4.56	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)				252,200
	650,000	4.74	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				646,035
	350,000	4.49	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				345,380
	250,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (g)				278,700
	533,600		Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (g)				599,980
	2,000,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (g)				2,326,200
	2,000,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (g)				2,119,200
	2,000,000		Pangaea Re., Variable Rate Notes, 7/1/18 (g)				36,000
	1,503,871		PI-4, Series C - 2014, (KANE SAC Ltd.), Variable Rate Notes, 7/7/16 (g)				1,507,330
	700,000		Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16 (g)				781,410
	800,000	4.75	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)				804,720
	500,000	10.27	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)				513,500
	1,000,000	3.49	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)				991,700
	500,000	4.05	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)				498,700
	1,433		Sector Re V, Ltd., Variable Rate Notes, 12/1/18 (144A) (g)				6,210
	3,777		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (g)				121,266
	1,205		Sector Re V, Ltd., Variable Rate Notes, 3/30/19 (144A) (g)				12,347
	400,000		Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (g)				3,760
	500,000		Silverton Re, Ltd., 0.0%, 9/18/18 (Cat Bond) (144A) (g)				500,000
	1,200,000		St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16 (g)				1,350,840
	550,600		Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (g)				599,989
	2,000,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (g)				2,336,000
	250,000	2.86	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)				251,625
	250,000	2.50	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)				251,350
							$31,056,970
			Total Insurance				$34,047,972
			Real Estate - 1.2%
			Specialized REIT - 1.2%
	1,165,918		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)				$1,101,793
	1,000,000		DuPont Fabros Technology LP, 5.875%, 9/15/21				1,040,000
	1,500,000		Equinix, Inc., 5.375%, 4/1/23				1,530,000
	500,000		Iron Mountain, Inc., 5.75%, 8/15/24				482,500
							$4,154,293
			Total Real Estate				$4,154,293
			Software & Services - 0.5%
			Internet Software & Services - 0.2%
	705,000		j2 Global, Inc., 8.0%, 8/1/20				$736,725
			Data Processing & Outsourced Services - 0.3%
	1,000,000		Cardtronics, Inc., 5.125%, 8/1/22				$965,000
			Application Software - 0.0%†
	200,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)				$200,000
			Total Software & Services				$1,901,725
			Technology Hardware & Equipment - 0.8%
			Technology Hardware, Storage & Peripherals - 0.3%
	1,160,000		NCR Corp., 6.375%, 12/15/23				$1,142,600
			Electronic Components - 0.5%
EURO	300,000		Belden, Inc., 5.5%, 4/15/23				$328,819
	1,360,000		Belden, Inc., 5.5%, 9/1/22 (144A)				1,309,000
							$1,637,819
			Total Technology Hardware & Equipment				$2,780,419
			Semiconductors & Semiconductor Equipment - 0.6%
			Semiconductor Equipment - 0.3%
	950,000		Sensata Technologies BV, 5.0%, 10/1/25 (144A)				$928,625
			Semiconductors - 0.3%
	320,000		Advanced Micro Devices, Inc., 7.5%, 8/15/22				$217,600
	1,000,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)				897,500
							$1,115,100
			Total Semiconductors & Semiconductor Equipment				$2,043,725
			Telecommunication Services - 3.8%
			Integrated Telecommunication Services - 2.6%
	1,000,000		CenturyLink, Inc., 5.8%, 3/15/22				$916,500
	150,000		CenturyLink, Inc., 7.6%, 9/15/39				114,750
	1,300,000		CenturyLink, Inc., 7.65%, 3/15/42				994,500
	1,640,000		Frontier Communications Corp., 10.5%, 9/15/22 (144A)				1,633,850
	250,000		Frontier Communications Corp., 7.625%, 4/15/24				210,000
	500,000		Frontier Communications Corp., 8.75%, 4/15/22				462,500
	90,000		Frontier Communications Corp., 8.875%, 9/15/20 (144A)				91,125
	200,000		Frontier Communications Corp., 9.0%, 8/15/31				168,000
	2,000,000		GCI, Inc., 6.75%, 6/1/21				2,030,000
	1,400,000		Level 3 Financing, Inc., 5.375%, 5/1/25 (144A)				1,393,000
	576,000		Verizon Communications, Inc., 5.012%, 8/21/54				527,380
	576,000		Verizon Communications, Inc., 6.55%, 9/15/43				683,833
							$9,225,438
			Wireless Telecommunication Services - 1.2%
	1,000,000		Altice Financing SA, 6.625%, 2/15/23 (144A)				$987,500
	1,000,000		Sprint Corp., 7.25%, 9/15/21				754,700
	1,500,000		T-Mobile USA, Inc., 6.625%, 4/1/23				1,530,000
	300,000		Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)				295,287
	200,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)				200,000
	400,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)				410,664
							$4,178,151
			Total Telecommunication Services				$13,403,589
			Utilities - 3.1%
			Electric Utilities - 1.5%
	1,000,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)				$940,000
	150,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)				162,068
	1,190,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)				1,355,112
	75,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)				82,631
	525,000		Talen Energy Supply LLC, 4.6%, 12/15/21				322,712
	1,880,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)				1,410,000
	250,000		Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)				165,000
	1,165,000		TerraForm Power, 9.75%, 8/15/22 (144A)				929,088
							$5,366,611
			Gas Utilities - 0.1%
	300,000		DCP Midstream Operating LP, 5.6%, 4/1/44				$182,197
			Independent Power Producers & Energy Traders - 1.5%
	2,000,000		Calpine Corp., 5.75%, 1/15/25				$1,765,000
	100,000		Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)				97,400
	1,000,000		Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)				750,000
	1,000,000		NRG Energy, Inc., 6.25%, 5/1/24				840,200
	900,000		NRG Energy, Inc., 7.625%, 1/15/18				938,250
	200,000		NRG Energy, Inc., 8.25%, 9/1/20				194,000
	1,000,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)				827,500
							$5,412,350
			Total Utilities				$10,961,158
			TOTAL CORPORATE BONDS
			(Cost $189,832,171)				$179,585,714

			FOREIGN GOVERNMENT BONDS - 0.6%
	1,700,000		Bahamas Government International Bond, 5.75%, 1/16/24 (144A)				$1,776,500
	405,000		Kenya Government International Bond, 5.875%, 6/24/19 (144A)				381,712
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $2,102,549)				$2,158,212

			SENIOR FLOATING RATE LOAN INTERESTS - 20.3% **
			Energy - 0.8%
			Oil & Gas Drilling - 0.0%†
	286,375	3.75	Paragon Offshore Finance, Term Loan, 7/16/21				$83,765
			Integrated Oil & Gas - 0.4%
	989,168	5.25	ExGen Renewables I LLC, Term Loan, 2/5/21				$996,586
	8,042	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16				8,022
	833,000	4.00	Seadrill Operating LP, Initial Term Loan, 2/14/21				344,654
							$1,349,262
			Oil & Gas Refining & Marketing - 0.4%
	769,280	3.75	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 10/3/21				$772,165
	497,462	4.25	Western Refining, Inc., Term Loan 2013, 11/12/20				481,916
							$1,254,081
			Total Energy				$2,687,108
			Materials - 1.0%
			Commodity Chemicals - 0.2%
	569,250	4.75	Eco Services Operations, Initial Term Loan, 10/8/21				$563,380
			Specialty Chemicals - 0.2%
	679,000	4.00	PQ Corp., 2014 Term Loan, 8/7/17				$674,756
			Diversified Metals & Mining - 0.1%
	543,420	4.25	Fortescue Metals Group Ltd., Bank Loan, 6/30/19				$407,942
			Steel - 0.1%
	570,575	4.50	TMS International Corp., Term B Loan, 10/2/20				$430,784
			Paper Products - 0.4%
	1,080,901	6.50	Wausau Paper, First Lien Term Loan, 7/20/20				$1,078,199
	472,537	5.75	Appvion, Inc., Term Commitment, 6/28/19				441,822
							$1,520,021
			Total Materials				$3,596,883
			Capital Goods - 1.3%
			Aerospace & Defense - 0.8%
	758,865	7.00	Tasc Inc., First Lien Term Loan, 5/23/20				$761,072
	671,979	4.00	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19				575,102
	785,377	4.75	DigitalGlobe, Inc., Term Loan, 1/25/20				772,487
	815,805	6.25	DynCorp International, Inc., Term Loan, 7/7/16				785,213
							$2,893,874
			Building Products - 0.3%
	987,462	5.50	Ultima Intermediate Sarl, Term Loan B (First Lien), 7/2/20				$984,993
			Industrial Machinery - 0.2%
	622,166	5.25	Tank Holding Corp., Initial Term Loan, 7/9/19				$613,418
			Total Capital Goods				$4,492,285
			Commercial Services & Supplies - 0.8%
			Environmental & Facilities Services - 0.7%
	685,337	4.00	WCA Waste Corp., Term Loan, 3/23/18				678,483
	1,896,552	5.00	Wheelabrator, Term B Loan, 10/15/21				1,704,526
	84,291	5.00	Wheelabrator, Term C Loan, 10/15/21				75,757
							$2,458,766
			Diversified Support Services - 0.0%†
	28,331	4.50	IAP Worldwide Services, Inc., Term Loan, 7/18/19				$28,473
			Security & Alarm Services - 0.1%
	51,880	4.00	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20				$49,724
	202,804	4.00	Garda World Security Corp., Term B Loan, 11/1/20				194,375
							$244,099
			Total Commercial Services & Supplies				$2,731,338
			Transportation - 0.8%
			Air Freight & Logistics - 0.1%
	689,447	5.25	Syncreon Group BV, Term Loan, 9/26/20				$564,197
			Airlines - 0.3%
	606,375	3.50	American Airlines, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19				$601,164
	520,625	3.00	American Airlines, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16				520,300
							$1,121,464
			Marine - 0.4%
	498,721	9.75	Commercial Barge Line CO., First Lien Term Loan, 11/6/20				$463,811
	874,860	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18				857,363
							$1,321,174
			Total Transportation				$3,006,835
			Automobiles & Components - 1.9%
			Auto Parts & Equipment - 1.0%
	550,456	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19				$548,293
	640,250	4.00	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21				631,980
	1,389,812	4.50	MPG Holdco I, Inc., Initial Term Loan, 10/20/21				1,360,774
	1,039,333	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20				997,760
							$3,538,807
			Automobile Manufacturers - 0.9%
	1,989,563	3.25	Chrysler Group LLC, Tranche B Term Loan, 12/29/18				$1,974,889
	1,212,913	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20				1,188,655
							$3,163,544
			Total Automobiles & Components				$6,702,351
			Consumer Services - 1.4%
			Casinos & Gaming - 0.4%
	1,608,750	6.00	Scientific Games, Initial Term B-2, 10/1/21				$1,474,017
			Leisure Facilities - 0.2%
	905,622	5.50	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20				$852,417
			Restaurants - 0.2%
	557,578	4.75	NPC International, Inc., Term Loan, 12/28/18				$552,234
			Education Services - 0.5%
	781,183	4.00	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20				$781,111
	1,033,964	5.00	Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18				868,529
							$1,649,640
			Specialized Consumer Services - 0.1%
	497,475	5.25	Genex, First Lien Term Loan, 5/22/21				$490,013
			Total Consumer Services				$5,018,321
			Media - 1.8%
			Advertising - 0.3%
	1,280	4.50	Consolidated Precision Products, First Lien Term Loan, 12/28/19				$1,191
	954,365	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18				883,981
							$885,172
			Cable & Satellite - 0.9%
	1,015,000		Charter Communications, First Lien Term Loan, 5/26/16 (f)				$1,015,000
	289,851	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19				274,924
	992,462	6.75	MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21				888,254
	598,428	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19				590,947
	587,872	3.50	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22				572,027
							$3,341,152
			Publishing - 0.6%
	250,000	7.00	Cengage Learning Acquisitions, Inc., Term Loan, 3/6/20				$243,125
	1,862,000	6.25	McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19				1,834,070
							$2,077,195
			Total Media				$6,303,519
			Retailing - 0.8%
			Home Improvement Retail - 0.3%
	1,229,422	4.50	Apex Tool Group LLC, Term Loan, 2/1/20				$1,176,147
			Specialty Stores - 0.1%
	497,500	4.25	PetSmart, Inc., Tranche B-1 Loan, 3/10/22				$486,073
			Automotive Retail - 0.4%
	1,341,250	5.75	CWGS Group LLC, Term Loan, 2/20/20				$1,332,867
			Total Retailing				$2,995,087
			Food & Staples Retailing - 0.2%
			Food Retail - 0.2%
	887,547	5.50	Albertsons LLC, Term B-2 Loan, 3/21/19				$884,280
			Total Food & Staples Retailing				$884,280
			Food, Beverage & Tobacco - 0.5%
			Packaged Foods & Meats - 0.5%
	738,689	4.50	Boulder Brands USA, Inc., Term Loan, 7/9/20				$737,765
	938,125	4.94	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21				926,398
							$1,664,163
			Total Food, Beverage & Tobacco				$1,664,163
			Household & Personal Products - 0.3%
			Personal Products - 0.3%
	589,500	4.25	Atrium Innovations, Inc., Term Loan, 1/29/21				$546,761
	646,725	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21				572,029
							$1,118,790
			Total Household & Personal Products				$1,118,790
			Health Care Equipment & Services - 2.5%
			Health Care Supplies - 0.2%
	575,059	5.00	Immucor, Inc., Term B-2 Loan, 8/19/18				$547,743
			Health Care Services - 1.1%
	843,455	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19				$805,499
	487,281	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20				446,471
	292,369	6.50	BioScrip, Inc., Term Loan, 7/31/20				267,883
	132,691	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18				130,922
	1,141,288	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21				1,112,280
	982,323	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19				943,030
							$3,706,085
			Health Care Facilities - 0.7%
	596,923	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18				$587,074
	485,125	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21				468,145
	1,087,642	6.00	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19				1,074,953
	20,527	5.00	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18				20,463
	488,750	6.75	Steward Health Care System LLC, Term Loan, 4/10/20				476,531
							$2,627,166
			Managed Health Care - 0.2%
	735,000	5.25	US Renal Care, Inc., First Lien Term Loan, 11/16/22				$731,019
	24,057	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (e)				15,848
	17,489	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17				11,521
							$758,388
			Health Care Technology - 0.3%
	768,014	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18				$755,534
	318,842	4.00	MedAssets, Inc., Term B Loan, 12/13/19				317,248
							$1,072,782
			Total Health Care Equipment & Services				$8,712,164
			Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
			Biotechnology - 0.4%
	680,906	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19				$678,778
	920,375	7.00	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22				846,745
							$1,525,523
			Pharmaceuticals - 0.7%
	443,250	4.25	JLL, Initial Dollar Term Loan, 1/23/21				$428,290
	889,143	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21				885,438
	298,478	3.75	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19				288,124
	728,520	3.75	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20				700,745
							$2,302,597
			Total Pharmaceuticals, Biotechnology & Life Sciences				$3,828,120
			Diversified Financials - 0.9%
			Other Diversified Financial Services - 0.7%
	686,954	3.50	Fly Funding II Sarl, Term Loan, 8/9/18				$681,909
	706,875	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19				660,928
	992,443	5.00	Nord Anglia Education, Initial Term Loan, 3/31/21				981,278
							$2,324,115
			Specialized Finance - 0.2%
	907,176	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19				$899,617
			Total Diversified Financials				$3,223,732
			Insurance - 0.2%
			Property & Casualty Insurance - 0.2%
	904,626	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18				$893,318
			Total Insurance				$893,318
			Real Estate - 0.7%
			Retail REIT - 0.4%
	1,645,930	4.25	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21				$1,608,896
			Real Estate Services - 0.3%
	1,123,315	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20				$982,900
			Total Real Estate				$2,591,796
			Software & Services - 1.9%
			Internet Software & Services - 0.1%
	497,479	6.00	Vocus, Inc., Tranche B Loan (First Lien), 5/23/21				$494,991
			IT Consulting & Other Services - 0.3%
	1,264,000	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21				$985,920
			Data Processing & Outsourced Services - 0.2%
	750,000	3.92	First Data Corp., 2018 New Dollar Term Loan, 3/24/18				$741,562
			Application Software - 0.6%
	585,537	4.50	Epiq Systems, Inc., Term Loan, 8/27/20				$570,898
	771,023	7.50	Serena Software, Inc., Term Loan, 4/10/20				758,494
	745,869	6.25	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 3/4/19				727,222
							$2,056,614
			Systems Software - 0.4%
	1,237,500	5.75	AVG Technologies N.V., Term Loan, 10/15/20				$1,232,859
			Home Entertainment Software - 0.3%
	1,177,115	5.25	Micro Focus International, Term Loan B, 10/7/21				$1,166,521
			Total Software & Services				$6,678,467
			Technology Hardware & Equipment - 0.2%
			Electronic Components - 0.2%
	292,950	6.25	FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20				$292,950
	368,898	3.50	Generac Power Systems, Inc., Term Loan B, 5/31/20				361,750
							$654,700
			Total Technology Hardware & Equipment				$654,700
			Telecommunication Services - 0.8%
			Integrated Telecommunication Services - 0.6%
	1,400,000		Level 3 Financing Inc., First Lien Term Loan, 5/31/22 (f)				$1,379,291
	531,924	3.50	Virgin Media, First Lien Term Loan, 6/30/23				521,507
	489,242	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20				355,923
							$2,256,721
			Wireless Telecommunication Services - 0.2%
	645,563	3.00	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21				$641,528
			Total Telecommunication Services				$2,898,249
			Utilities - 0.4%
			Electric Utilities - 0.4%
	1,316,334	4.75	Atlantic Power LP, Term Loan, 2/20/21				$1,311,398
			Total Utilities				$1,311,398
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $75,326,514)				$71,992,904

			PUT OPTIONS PURCHASED - 0.4%
	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date	Value
	848		S&P500 EMINI	Citibank NA	$ 1,610	03/18/16	$207,760
	848		S&P500 EMINI	Citibank NA	$ 1,910	03/18/16	1,216,880
							$1,424,640
			TOTAL PUT OPTIONS PURCHASED
			(Premiums paid $2,442,528)				$1,424,640

			TEMPORARY CASH INVESTMENTS - 0.9%
			Repurchase Agreements - 0.7%
	710,000		$710,000 Bank of Nova Scotia, 0.33%, dated 12/31/15 plus accrued interest on 1/4/16
			collateralized by the following:
			$722,183 Federal Home Loan Mortgage Corp, 2.196% - 4.0%, 2/1/43 - 5/15/45
			$2,044 Government National Mortgage Association I, 4%, 5/15/45				$710,000
	1,620,000
			$1,620,000 RBC Capital Markets LLC, 0.30%, dated 12/31/15 plus accrued interest on 1/4/16
			collateralized by the following:
			$2,241 Federal Home Loan Mortgage Corp, 2.68%, 5/1/36
			$711,054 Federal National Mortgage Association (ARM), 1.988% - 3.218%, 4/1/36 - 12/1/45
			$4,765 Federal National Mortgage Association, 3.5% - 4.0%, 9/1/45 - 12/1/45
			$934,342 Government National Mortgage Association I, 3.5%, 10/20/45				1,620,000
							$2,330,000
			Commercial Paper - 0.2%
	905,000		Prudential Funding LLC, Discount Commercial Paper, 1/4/16 (c)				$904,975
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $3,234,977)				$3,234,975
			TOTAL INVESTMENT IN SECURITIES - 94.9%
			(Cost $353,139,926) (a)				$337,141,853

			PUT OPTIONS WRITTEN - (0.3)%
	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
	(848)		S&P500 EMINI	Citibank N.A.	$ 1,710	03/18/16	$(364,640)
	(848)		S&P500 EMINI	Citibank N.A.	$ 1,810	03/18/16	(665,680)
			TOTAL PUT OPTIONS WRITTEN
			(Premiums recieved $(1,977,673))				$(1,030,320)

			OTHER ASSETS & LIABILITIES - 5.4%				$19,158,943
			TOTAL NET ASSETS - 100.0%				$355,270,476

	*		Non-income producing security.

	†		Rounds to less than 0.1%.

	REIT		Real Estate Investment Trust.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event linked bond. At December 31, 2015 the value of these securities amounted to $9,764,575 or 2.7% of total net assets.

	(Perpetual)		Security with no stated maturity date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(PIK)		Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2015, the value of these securities amounted to
$100,849,966 or 28.4% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv)
other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At December 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $354,779,887 was as follows:

			Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost				$3,392,432

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value				(21,030,466)

			Net unrealized depreciation				($17,638,034)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)		Security is valued using fair value methods (other than prices supplied by independent pricing services).

	(e)		Security is in default.

	(f)		Rate to be determined.

	(g)		Structured reinsurance investment. At December 31, 2015, the value of these securities amounted to $21,069,845 or 5.9% of total net assets.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:
		EURO	Euro
		GBP	British Pound Sterling
		NOK	Norwegian Krone

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums (Received)		Net Unrealized Appreciation (Depreciation)
(7,123,500)	J.P. Morgan Securities LLC	Federative Republic of Brazil	1.00%	12/20/20	$1,074,407		$106,776
(6,065,000)	J.P. Morgan Securities LLC	Federative Republic of Brazil	1.00%	12/20/20	999,512		6,156
(3,957,000)	Barclays Bank Plc	Republic of South Africa	1.00%	12/20/20	303,031		103,373
(8,410,000)	Barclays Bank Plc	Republic of South Africa	1.00%	12/20/20	881,137		(17,386)
(3,957,000)	Barclays Bank Plc	Republic of Turkey	1.00%	12/20/20	292,845		11,205
(8,080,000)	Barclays Bank Plc	Republic of Turkey	1.00%	12/20/20	601,951		18,905
					$4,152,883		$229,029

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (4)	Expiration Date		Premiums (Received)	Net Unrealized Appreciation (Depreciation)
4,200,000	Goldman Sachs International	AK Steel Holding Corporation	5.00%	B-	12/20/16		$(409,500)	$(21,543)
250,000	J.P. Morgan Securities LLC	American Axle & Manufacturing Co.,	5.00%	BB-	12/20/17		(7,500)	28,547
4,175,000	Barclays Bank Plc	Bombardier Capital, Inc.	5.00%	B	12/20/16		41,750	(83,935)
1,685,000	Goldman Sachs International	Bombardier Capital, Inc.	5.00%	B	12/20/16		10,531	(27,557)
4,175,000	Barclays Bank Plc	Hovnanian Enterprises, Inc.	5.00%	CCC	12/20/16		(198,312)	31,341
5,050,000	Barclays Bank Plc	iHeartMedia, Inc.	5.00%	CCC+	12/20/16		(1,237,250)	(211,969)
1,665,000	Morgan Stanley Capital Services LLC	Transocean Ltd.	1.00%	BB+	12/20/16		(141,525)	35,634
4,175,000	J.P. Morgan Securities LLC	Sprint Corporation	5.00%	B +	12/20/16		45,118	(64,731)
3,880,000	Barclays Bank Plc	Teck Metals Ltd.	5.00%	BB+	12/20/16		(130,950)	22,399
1,735,000	Goldman Sachs International	Hovnanian Enterprises, Inc.	5.00%	CCC	12/20/16		(60,725)	(8,663)
							$(2,088,363)	$(300,477)
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2015, in valuing the Fund's investments:

			Level 1	Level 2	Level 3		Total
		Convertible Corporate Bonds
		Materials
		Steel	$-	$-	$11,915		$11,915
		All Other Convertible Corproate Bonds	-	4,992,248	-		4,992,248
		Preferred Stocks
		Diversified Financials
		Consumer Finance	-	703,740	-		703,740
		Insurance
		Reinsurance	-	-	6,250		6,250
		Real Estate
		Diversified REIT	-	493,875	-		493,875
		All Other Preferred Stocks	3,287,642	-	-		3,287,642
		Convertible Preferred Stocks
		Energy
		Oil & Gas Exploration & Production	-	-	-		-
		Consumer Durables & Apparel
		Home Furnishings	-	1,156,819	-		1,156,819
		Banks
		Diversified Banks	1,221,134	-	-		1,221,134
		Common Stocks
		Capital Goods
		Industrial Machinery	-	-	31		31
		Commercial Services & Supplies
		Diversified Support Services	-	5,393	-		5,393
		Insurance
		Life & Health Insurance	-	-	8,204		8,204
		All Other Common Stocks	2,836	-	-		2,836
		Asset Backed Securities	-	11,640,482	-		11,640,482
		Collateralized Mortgage Obligations	-	55,214,839	-		55,214,839
		Corporate Bonds
		Materials
		Steel	-	1,169,746	12,924		1,182,670
		Capital Goods
		Industrial Machinery	-	888,411	40,948		929,359
		Diversified Financials
		Other Diversified Financial Services	-	5,723,858	791,930		6,515,788
		Insurance
		Reinsurance	-	9,264,575	21,792,395		31,056,970
		All Other Corporate Bonds	-	139,900,927	-		139,900,927
		U.S. Government and Agency Obligations	-	-	-		-
		Foreign Government Bonds	-	2,158,212	-		2,158,212
		Senior Floating Rate Loan Interests	-	71,992,904	-		71,992,904
		Put Options Purchased	1,424,640	-	-		1,424,640
		Repurchase Agreements	-	2,330,000	-		2,330,000
		Commercial Paper	-	904,975	-		904,975
		Total	$5,936,252	$308,541,004	$22,664,597		$337,141,853

		Other Financial Instruments
		Net unrealized depreciation on credit default swaps	$-	$(71,448)	$-	#	$(71,448)
		Net unrealized depreciation on futures contracts	(126,724)	-	-	#	(126,724)
		Net unrealized appreciation on forward foreign currency contracts	-	61,597	-	#	61,597
		Net unrealized depreciation on forward foreign currency contracts	-	(31,441)	-	#	(31,441)
		Total	$(126,724)	$(41,292)	$-	#	$(168,016)

		The following is a reconciliation of assets valued using significant observable inputs (Level 3):
			Convertible Corporate Bonds	Preferred Stocks	Common Stocks		Corporate Bonds	Total
		Balance as of 3/31/15	$18,194	$2,494,900	$31		$24,273,166	$26,786,291
		Realized gain (loss)1	-	-	-		115,327	115,327
		Change in unrealized appreciation (depreciation)2	(6,279)	(308,250)	(63)		(2,978,238)	(3,292,830)
		Purchases	-	-	8,267		4,079,517	4,087,784
		Sales	-	-	-		(5,031,975)	(5,031,975)
		Transfers in to Level 3 *	-	-	-		-	-
		Transfers out of Level 3 *	-	(2,180,400)	-		2,180,400	-
		Transfers in and out of Level 3 activity	-	-	-		-	-
		Balance as of 12/31/15	$11,915	$6,250	$8,235		$22,638,197	$22,664,597

	1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

	2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

	*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2015, there were no transfers between Levels 1, 2 and 3.

		Net change in unrealized appreciation (depreciation) of investments
		still held as of 12/31/15		$(3,206,689)

	Pioneer Fundamental Growth Fund
	Schedule of Investments 12/31/15 (unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Energy - 1.6%
	Oil & Gas Equipment & Services - 0.9%
431,238	Schlumberger, Ltd.	$30,078,850
	Oil & Gas Exploration & Production - 0.7%
1,177,249	Cabot Oil & Gas Corp.	$20,825,535
	Total Energy	$50,904,385
	Materials - 3.9%
	Fertilizers & Agricultural Chemicals - 0.9%
275,504	Monsanto Co.	$27,142,654
	Specialty Chemicals - 3.0%
463,390	Ecolab, Inc.	$53,002,548
347,598	International Flavors & Fragrances, Inc.	41,586,625
		$94,589,173
	Total Materials	$121,731,827
	Capital Goods - 8.5%
	Aerospace & Defense - 4.5%
195,816	Precision Castparts Corp.	$45,431,270
371,198	Raytheon Co.	46,225,287
491,778	United Technologies Corp.	47,245,112
		$138,901,669
	Industrial Conglomerates - 3.1%
632,793	3M Co.	$95,323,938
	Construction & Farm Machinery & Heavy Trucks - 0.9%
332,208	Cummins, Inc.	$29,237,626
	Total Capital Goods	$263,463,233
	Transportation - 1.3%
	Air Freight & Logistics - 1.3%
411,639	United Parcel Service, Inc. (Class B)	$39,612,021
	Total Transportation	$39,612,021
	Consumer Durables & Apparel - 1.5%
	Footwear - 1.5%
764,711	NIKE, Inc. (Class B)	$47,794,438
	Total Consumer Durables & Apparel	$47,794,438
	Consumer Services - 3.2%
	Restaurants - 3.2%
1,650,103	Starbucks Corp.	$99,055,683
	Total Consumer Services	$99,055,683
	Media - 5.4%
	Movies & Entertainment - 5.4%
984,501	The Walt Disney Co.	$103,451,365
972,231	Time Warner, Inc.	62,874,179
		$166,325,544
	Total Media	$166,325,544
	Retailing - 8.3%
	Apparel Retail - 2.1%
1,224,497	Ross Stores, Inc.	$65,890,184
	Home Improvement Retail - 4.4%
1,026,236	The Home Depot, Inc.	$135,719,711
	Automotive Retail - 1.8%
218,836	O'Reilly Automotive, Inc. *	$55,457,419
	Total Retailing	$257,067,314
	Food & Staples Retailing - 3.9%
	Drug Retail - 3.9%
1,239,465	CVS Health Corp.	$121,182,493
	Total Food & Staples Retailing	$121,182,493
	Food, Beverage & Tobacco - 7.3%
	Soft Drinks - 3.2%
997,202	PepsiCo., Inc.	$99,640,424
	Packaged Foods & Meats - 1.0%
349,210	The Hershey Co.	$31,173,977
	Tobacco - 3.1%
2,073,206	Reynolds American, Inc.	$95,678,457
	Total Food, Beverage & Tobacco	$226,492,858
	Household & Personal Products - 3.1%
	Household Products - 1.9%
903,099	Colgate-Palmolive Co.	$60,164,455
	Personal Products - 1.2%
416,842	The Estee Lauder Companies, Inc.	$36,707,107
	Total Household & Personal Products	$96,871,562
	Health Care Equipment & Services - 5.7%
	Health Care Equipment - 3.5%
565,569	Edwards Lifesciences Corp. *	$44,668,640
830,485	Medtronic PLC	63,880,906
		$108,549,546
	Health Care Services - 2.2%
766,338	Express Scripts Holding Co. *	$66,985,605
	Total Health Care Equipment & Services	$175,535,151
	Pharmaceuticals, Biotechnology & Life Sciences - 15.8%
	Biotechnology - 7.7%
898,119	Celgene Corp. *	$107,558,731
1,028,438	Gilead Sciences, Inc. *	104,067,641
207,517	Vertex Pharmaceuticals, Inc. *	26,111,864
		$237,738,236
	Pharmaceuticals - 4.8%
305,834	Allergan plc	$95,573,125
537,279	Johnson & Johnson	55,189,299
		$150,762,424
	Life Sciences Tools & Services - 3.3%
728,678	Thermo Fisher Scientific, Inc.	$103,362,974
	Total Pharmaceuticals, Biotechnology & Life Sciences	$491,863,634
	Diversified Financials - 2.8%
	Specialized Finance - 2.8%
338,545	Intercontinental Exchange, Inc.	$86,755,542
	Total Diversified Financials	$86,755,542
	Software & Services - 16.9%
	Internet Software & Services - 5.9%
115,334	Alphabet, Inc. (Class A)	$89,731,005
122,064	Alphabet, Inc. (Class C)	92,631,928
		$182,362,933
	IT Consulting & Other Services - 1.6%
826,779	Cognizant Technology Solutions Corp. *	$49,623,276
	Data Processing & Outsourced Services - 4.3%
1,387,149	MasterCard, Inc.	$135,052,827
	Systems Software - 5.1%
2,852,123	Microsoft Corp.	$158,235,784
	Total Software & Services	$525,274,820
	Technology Hardware & Equipment - 7.5%
	Computer Storage & Peripherals - 7.5%
1,488,616	Apple, Inc.	$156,691,720
2,926,690	EMC Corp.	75,157,399
		$231,849,119
	Total Technology Hardware & Equipment	$231,849,119
	Semiconductors & Semiconductor Equipment - 1.4%
	Semiconductors - 1.4%
784,320	Analog Devices, Inc.	$43,388,582
	Total Semiconductors & Semiconductor Equipment	$43,388,582
	TOTAL COMMON STOCKS
	(Cost $2,339,422,540)	$3,045,168,206

	TOTAL INVESTMENT IN SECURITIES - 98.1%
	(Cost $2,339,422,539) (a)	$3,045,168,206
	OTHER ASSETS & LIABILITIES - 1.9%	$57,622,572
	TOTAL NET ASSETS - 100.0%	$3,102,790,778

*	Non-income producing security.

(a)	At December 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $2,341,000,985 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$747,855,198

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(43,687,977)

	Net unrealized appreciation	$704,167,221

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2015, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,045,168,206	$-	$-	$3,045,168,206
Total	$3,045,168,206	$-	$-	$3,045,168,206

During the period ended December 31, 2015, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust X By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 26, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 26, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date February 26, 2016 * Print the name and title of each signing officer under his or her signature.